                                    UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                      FORM N-CSR

                      CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                           MANAGEMENT INVESTMENT COMPANIES

                     Investment Company Act file number:  811-8268


                                   FIRSTHAND FUNDS
                   (Exact name of registrant as specified in charter)

                                  125 SOUTH MARKET
                                     SUITE 1200
                             SAN JOSE, CALIFORNIA 95113
                   (Address of principal executive offices)(Zip code)

      (Name and Address of Agent for                     Copy to:
                Service)

             Kevin M. Landis                       Kelvin K. Leung, Esq.
    Firsthand Capital Management, Inc.       Firsthand Capital Management, Inc.
       125 South Market, Suite 1200             125 South Market, Suite 1200
        San Jose, California 95113               San Jose, California 95113

                                                   Julie A. Tedesco, Esq.
                                             State Street Bank and Trust Company
                                                One Federal Street, 9th Floor
                                                 Boston, Massachusetts 02110

                                                   Steven G. Cravath, Esq.
                                                   Morrison & Foerster LLP
                                                 2000 Pennsylvania Avenue, NW
                                                  Washington, DC 20006-1888


Registrant's telephone number, including area code:  (408) 294-2200

Date of fiscal year end:  December 31
Date of reporting period:  June 30, 2004

ITEM 1.  REPORTS TO SHAREHOLDERS.

[GRAPHIC]

FIRSTHAND FUNDS

SEMI-ANNUAL
REPORT TO SHAREHOLDERS

JUNE 2004 (UNAUDITED)

FIRSTHAND TECHNOLOGY VALUE FUND(R)

FIRSTHAND TECHNOLOGY LEADERS FUND

FIRSTHAND TECHNOLOGY INNOVATORS FUND

FIRSTHAND e-COMMERCE FUND

FIRSTHAND GLOBAL TECHNOLOGY FUND

[FIRSTHAND FUNDS(R) LOGO]

   THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF FIRSTHAND FUNDS. THIS REPORT IS NOT INTENDED FOR DISTRIBUTION TO PROSPECTIVE
     INVESTORS IN THE FUNDS, UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. FOR MORE COMPLETE INFORMATION ABOUT FIRSTHAND FUNDS, PLEASE CALL
TOLL FREE 1.888.884.2675 OR VISIT www.firsthandfunds.com FOR A PROSPECTUS, WHICH
    CONTAINS MORE INFORMATION, INCLUDING RISKS, FEES, AND EXPENSES. READ THE
            PROSPECTUS CAREFULLY BEFORE INVESTING OR SENDING MONEY.

           FIRSTHAND FUNDS ARE DISTRIBUTED BY ALPS DISTRIBUTORS, INC.

CONTENTS

PERFORMANCE SUMMARY                                       2

PRESIDENT'S LETTER                                        4

FINANCIAL STATEMENTS

   Portfolio of Investments

         Firsthand Technology Value Fund                  8

         Firsthand Technology Leaders Fund               12

         Firsthand Technology Innovators Fund            14

         Firsthand e-Commerce Fund                       17

         Firsthand Global Technology Fund                19

   Statements of Assets and Liabilities                  22

   Statements of Operations                              24

   Statements of Changes in Net Assets                   26

   Financial Highlights

         Firsthand Technology Value Fund                 31

         Firsthand Technology Leaders Fund               32

         Firsthand Technology Innovators Fund            33

         Firsthand e-Commerce Fund                       34

         Firsthand Global Technology Fund                35

   Notes to Financial Statements                         36

PERFORMANCE SUMMARY

PERIOD RETURNS
(average annual total returns as of 6/30/04)

                                           Q2 '04    1-YEAR     3-YEAR    5-YEAR   10-YEAR
FUND                                       TOTAL*
------------------------------------------------------------------------------------------
FIRSTHAND TECHNOLOGY VALUE FUND(R)         -4.04%    25.22%    -15.16%    -8.78%    17.22%
FIRSTHAND TECHNOLOGY LEADERS FUND          -3.29%    22.99%    -11.54%    -8.71%        -
FIRSTHAND TECHNOLOGY INNOVATORS FUND      -11.06%    14.09%    -14.27%   -12.68%        -
FIRSTHAND e-COMMERCE FUND                   2.56%    26.88%     -4.97%        -         -
FIRSTHAND GLOBAL TECHNOLOGY FUND           -6.67%    18.31%     -8.60%        -         -
NASDAQ                                      2.80%    26.79%     -1.35%    -4.94%    11.23%**
DJIA                                        1.24%    18.63%      1.92%     0.90%    13.40%
S&P 500                                     1.72%    19.11%     -0.69%    -2.20%    11.81%

*  Not annualized.
** Principal return.

RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS BUT DO NOT REFLECT THE IMPACT OF TAXES. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. BOTH THE RETURN FROM AND THE PRINCIPAL VALUE OF AN INVESTMENT IN THE FUNDS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TO OBTAIN PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE CONTACT FIRSTHAND FUNDS BY CALLING 1.888.884.2675 OR GO TO www.firsthandfunds.com.

Each Fund may invest in small-capitalization companies and Initial Public Offerings ("IPOs"). These investments may be more volatile than investments in large-capitalization companies and loss of principal could be greater. The Funds may invest in foreign securities, which may be subject to greater risks than investing in domestic securities. Because the Funds are not diversified, they can take larger positions in fewer companies, increasing their risk profile. The Funds invest in several industries within the technology sector and the relative weightings of these industries in a Fund's portfolio may change at any time.

The Dow Jones Industrial Average (DJIA) is a group of 30 stocks tracked by the Dow Jones Company. The Nasdaq Composite Index (Nasdaq) is a capitalization-weighted index of all common stocks listed with Nasdaq. The Standard & Poor's 500 Index (S&P 500) is a market-weighted index of 500 stocks of well-established companies. Each index represents an unmanaged, broad-based basket of stocks. These indices are typically used as benchmarks for overall market performance. The Lipper Science and Technology Fund Index includes the largest 30 mutual funds in the group, which, by prospectus or portfolio practice, invest at least 80% of their equity portfolios in science and technology stocks.

RETURNS SINCE INCEPTION
(average annual total returns as of 6/30/04)

                                                       AVERAGE
                                                        ANNUAL
                                                        TOTAL                             S&P
FUND (INCEPTION DATE)                                   RETURN    NASDAQ      DJIA        500
----------------------------------------------------------------------------------------------
FIRSTHAND TECHNOLOGY VALUE FUND(R) (5/20/94**)          16.03%     11.17%     12.86%     11.43%
FIRSTHAND TECHNOLOGY LEADERS FUND (12/10/97)             8.16%      3.98%      5.98%      3.92%
FIRSTHAND TECHNOLOGY INNOVATORS FUND (5/20/98)           5.94%      2.06%      4.27%      1.93%
FIRSTHAND e-COMMERCE FUND (9/30/99)                    -21.16%     -5.67%      2.13%     -0.98%
FIRSTHAND GLOBAL TECHNOLOGY FUND (9/29/00)             -20.56%    -14.09%      1.48%     -4.47%

** Firsthand Technology Value Fund commenced operations on May 20, 1994; the SEC effective date for Firsthand Technology Value Fund is December 15, 1994. Firsthand Technology Value Fund's average annual total return since effective date is 15.08%.

[PHOTO OF KEVIN LANDIS]

DEAR FELLOW SHAREHOLDERS,

Investors experienced yet another choppy ride during the first six months of 2004. After a robust, earnings-fueled rally in January, the Nasdaq Composite Index spent most of the rest of the first half of the year in the 1900 to 2100 range. For the six-month period ended June 30, 2004, the Nasdaq Composite Index was up just 2.43%. The Lipper Science and Technology Fund Index also posted a marginal gain for the period. We are disappointed to report that only one of our funds, Firsthand e-Commerce Fund, beat the indices during this period, posting a gain of 4.90%. Our remaining four funds lost between 4.35% and 8.89% during this time (see the Financial Highlights for the Funds on pages 31 to 35 for more information). Clearly, many of our companies have fallen further out of favor with the rest of the investment community.

Given the Funds' performance so far this year, where can you find comfort? The answer: IN FUNDAMENTALS. But before I discuss some of the companies and trends that we are particularly excited about, I would like to share an observation about investor psychology, something that often wreaks havoc with the market in the short term. It is interesting to note that in the last 15 months the Nasdaq is up more than 50% while investor sentiment remains negative. The Nasdaq's performance during this period has been driven almost entirely by improving company in March 2003, prior to last year's rally. Ultimately, it is a company's fundamentals that drive a stock's price. That's why, when you look at the market historically, you see that the wild swings, though dramatic, often prove to be near-term distractions from the underlying fundamental story.

The charts that follow show what we believe to be some of the more dramatic examples of technology companies whose share prices tell a story that is very different from the one being told by company fundamentals.

We believe the first three--Websense, Netflix, and OmniVision Technologies--are good examples of profitable companies with rapid revenue growth and falling price/earnings multiples.* These companies have become "cheaper" as they have flourished. As the last two graphs show, Texas Instruments and Amdocs are one-time high flyers whose revenues have rebounded to "bubble" levels.* As of June 30, 2004, you can buy these companies--which have essentially the same revenues as they had at their peak--for 74% off of their highs.

That's not to say peak valuations were any more "correct" than today's are. Nor do we want to imply that our favorite growth companies won't face further challenges as their markets mature and competition finds them. These examples simply illustrate that when it comes to technology stocks, the swing from euphoria to despair can be dramatic. Sometimes it appears that the market is oblivious to the underlying facts.

While we can't control investor sentiment, we can seek to identify what we believe are the best companies and trends in the technology sector. Please allow me to share a few thoughts on what we believe are some very promising trends.

----------
* These graphs are provided for the purposes of illustration only. They do not necessarily represent current or future holdings of any Firsthand Funds and are not intended to be suggestive of current or future Fund performance.

[CHART]

                                 WEBSENSE, INC

                   NET
                INCOME IN      REVENUE
  DATE          MILLIONS     IN MILLIONS
3/00                -2.81           3.13
6/00                -1.58           3.79
9/00                -0.79           4.74
12/00               -0.77           5.78
3/01                -0.39           6.86
6/01                -0.01           8.20
9/01                 1.87           9.55
12/01                1.64          11.28
3/02                 2.66          13.04
6/02                 3.55          14.55
9/02                 4.04          16.01
12/02                6.50          17.38
3/03                 3.86          18.50
6/03                 4.09          19.52
9/03                 4.23          21.01
12/03                4.51          22.70
3/04                 5.13          24.61
6/04                 5.80          26.60

               STOCK
    DATE       PRICE
   3/31/2000    48.06
    4/7/2000    40.00
   4/14/2000    15.38
   4/20/2000    27.13
   4/28/2000    32.50
    5/5/2000    29.75
   5/12/2000    26.56
   5/19/2000    26.88
   5/26/2000    24.00
    6/2/2000    24.75
    6/9/2000    29.88
   6/16/2000    27.38
   6/23/2000    22.75
   6/30/2000    25.13
    7/7/2000    24.50
   7/14/2000    28.25
   7/21/2000    26.69
   7/28/2000    23.50
    8/4/2000    18.50
   8/11/2000    14.38
   8/18/2000    15.00
   8/25/2000    19.94
    9/1/2000    18.25
    9/8/2000    18.31
   9/15/2000    24.63
   9/22/2000    17.75
   9/29/2000    23.81
   10/6/2000    22.75
  10/13/2000    22.38
  10/20/2000    18.50
  10/27/2000    17.94
   11/3/2000    18.50
  11/10/2000    17.88
  11/17/2000    17.94
  11/24/2000    14.56
   12/1/2000    13.94
   12/8/2000    11.13
  12/15/2000    14.31
  12/22/2000    14.50
  12/29/2000    14.50
    1/5/2001    12.25
   1/12/2001    14.81
   1/19/2001    14.50
   1/26/2001    14.56
    2/2/2001    15.88
    2/9/2001    16.42
   2/16/2001    13.88
   2/23/2001    14.25
    3/2/2001    14.13
    3/9/2001    10.42
   3/16/2001     8.75
   3/23/2001     8.50
   3/30/2001    11.88
    4/6/2001     9.13
   4/12/2001    12.85
   4/20/2001    14.08
   4/27/2001    12.25
    5/4/2001    17.71
   5/11/2001    15.28
   5/18/2001    16.87
   5/25/2001    17.40
    6/1/2001    17.30
    6/8/2001    18.50
   6/15/2001    17.11
   6/22/2001    15.70
   6/29/2001    20.00
    7/6/2001    17.28
   7/13/2001    18.29
   7/20/2001    16.73
   7/27/2001    15.81
    8/3/2001    15.24
   8/10/2001    16.32
   8/17/2001    17.54
   8/24/2001    19.19
   8/31/2001    17.89
    9/7/2001    15.00
   9/10/2001    15.79
   9/21/2001     9.99
   9/28/2001    10.90
   10/5/2001    14.49
  10/12/2001    16.03
  10/19/2001    17.60
  10/26/2001    23.86
   11/2/2001    24.40
   11/9/2001    27.68
  11/16/2001    25.40
  11/23/2001    28.02
  11/30/2001    26.62
   12/7/2001    27.45
  12/14/2001    28.39
  12/21/2001    31.38
  12/28/2001    33.60
    1/4/2002    34.03
   1/11/2002    32.80
   1/18/2002    29.05
   1/25/2002    29.10
    2/1/2002    27.00
    2/8/2002    27.67
   2/15/2002    26.50
   2/22/2002    23.43
    3/1/2002    25.25
    3/8/2002    25.68
   3/15/2002    27.22
   3/22/2002    28.00
   3/28/2002    25.16
    4/5/2002    24.07
   4/12/2002    22.96
   4/19/2002    22.75
   4/26/2002    27.14
    5/3/2002    26.39
   5/10/2002    26.70
   5/17/2002    29.28
   5/24/2002    28.86
   5/31/2002    29.60
    6/7/2002    28.25
   6/14/2002    25.40
   6/21/2002    21.91
   6/28/2002    25.57
    7/5/2002    25.37
   7/12/2002    19.89
   7/19/2002    19.60
   7/26/2002    15.90
    8/2/2002    14.47
    8/9/2002    14.56
   8/16/2002    16.02
   8/23/2002    18.02
   8/30/2002    17.04
    9/6/2002    16.25
   9/13/2002    16.26
   9/20/2002    12.50
   9/27/2002    11.19
   10/4/2002    10.84
  10/11/2002    12.91
  10/18/2002    15.54
  10/25/2002    17.50
   11/1/2002    20.87
   11/8/2002    19.36
  11/15/2002    24.77
  11/22/2002    26.12
  11/29/2002    26.75
   12/6/2002    21.56
  12/13/2002    22.04
  12/20/2002    22.15
  12/27/2002    22.60
    1/3/2003    22.11
   1/10/2003    24.30
   1/17/2003    22.04
   1/24/2003    20.97
   1/31/2003    15.71
    2/7/2003    15.26
   2/14/2003    14.81
   2/21/2003    15.53
   2/28/2003    14.16
    3/7/2003    14.36
   3/14/2003    15.77
   3/21/2003    16.55
   3/28/2003    14.85
    4/4/2003    11.80
   4/11/2003    12.40
   4/17/2003    12.77
   4/25/2003    14.08
    5/2/2003    14.89
    5/9/2003    15.09
   5/16/2003    15.71
   5/23/2003    14.75
   5/30/2003    16.15
    6/6/2003    18.31
   6/13/2003    15.62
   6/20/2003    15.52
   6/27/2003    14.69
    7/3/2003    14.81
   7/11/2003    20.07
   7/18/2003    19.99
   7/25/2003    20.66
    8/1/2003    20.53
    8/8/2003    19.00
   8/15/2003    20.00
   8/22/2003    23.63
   8/29/2003    23.80
    9/5/2003    24.69
   9/12/2003    24.37
   9/19/2003    24.94
   9/26/2003    20.98
   10/3/2003    22.18
  10/10/2003    22.83
  10/17/2003    22.29
  10/24/2003    20.69
  10/31/2003    23.40
   11/7/2003    25.04
  11/14/2003    26.55
  11/21/2003    24.97
  11/28/2003    27.09
   12/5/2003    26.01
  12/12/2003    27.35
  12/19/2003    26.80
  12/26/2003    28.84
    1/2/2004    28.22
    1/9/2004    29.65
   1/16/2004    29.71
   1/23/2004    29.80
   1/30/2004    32.90
    2/6/2004    32.00
   2/13/2004    30.37
   2/20/2004    28.53
   2/27/2004    27.30
    3/5/2004    29.66
   3/12/2004    28.23
   3/19/2004    27.26
   3/26/2004    29.10
    4/2/2004    31.07
    4/8/2004    31.48
   4/16/2004    29.27
   4/23/2004    31.11
   4/30/2004    29.50
    5/7/2004    29.30
   5/14/2004    28.88
   5/21/2004    29.37
   5/28/2004    32.38
    6/4/2004    34.26
   6/10/2004    33.75
   6/18/2004    34.28
   6/25/2004    37.48

Source: FactSet, 2004.

[CHART]

                                 NETFLIX, INC.

                   NET
                INCOME IN      REVENUE
  DATE          MILLIONS     IN MILLIONS
3/00               -11.98           5.17
6/00               -14.07           7.15
9/00               -13.78          10.18
12/00              -17.54          13.39
3/01               -20.60          17.06
6/01                -8.00          18.36
9/01                -5.55          18.88
12/01               -4.47          21.62
3/02                -2.73          30.53
6/02               -13.12          36.36
9/02                -2.85          40.73
12/02               -2.25          45.19
3/03                -2.38          55.67
6/03                 3.31          63.19
9/03                 3.30          72.20
12/03                2.27          81.19
3/04                -5.79         100.37
6/04                 2.89         120.32

               STOCK
    DATE       PRICE
   5/24/2002     8.47
   5/31/2002     7.54
    6/7/2002     7.83
   6/14/2002     6.91
   6/21/2002     6.86
   6/28/2002     7.00
    7/5/2002     8.94
   7/12/2002     8.46
   7/19/2002     8.12
   7/26/2002     6.10
    8/2/2002     5.45
    8/9/2002     5.51
   8/16/2002     6.39
   8/23/2002     6.96
   8/30/2002     6.56
    9/6/2002     6.40
   9/13/2002     6.15
   9/20/2002     4.96
   9/27/2002     5.04
   10/4/2002     3.28
  10/11/2002     3.30
  10/18/2002     4.78
  10/25/2002     4.50
   11/1/2002     4.47
   11/8/2002     4.28
  11/15/2002     4.55
  11/22/2002     5.51
  11/29/2002     5.43
   12/6/2002     5.48
  12/13/2002     6.25
  12/20/2002     5.35
  12/27/2002     4.84
    1/3/2003     5.41
   1/10/2003     6.21
   1/17/2003     5.72
   1/24/2003     6.17
   1/31/2003     6.60
    2/7/2003     6.09
   2/14/2003     7.12
   2/21/2003     7.45
   2/28/2003     8.56
    3/7/2003     8.05
   3/14/2003     8.28
   3/21/2003     9.28
   3/28/2003    10.53
    4/4/2003     9.78
   4/11/2003    10.39
   4/17/2003    10.98
   4/25/2003    10.58
    5/2/2003    11.32
    5/9/2003    11.31
   5/16/2003    11.90
   5/23/2003    11.06
   5/30/2003    11.25
    6/6/2003    11.81
   6/13/2003     9.60
   6/20/2003    10.85
   6/27/2003    12.45
    7/3/2003    13.88
   7/11/2003    13.25
   7/18/2003    12.08
   7/25/2003    13.51
    8/1/2003    12.48
    8/8/2003    11.75
   8/15/2003    12.50
   8/22/2003    14.40
   8/29/2003    16.67
    9/5/2003    17.28
   9/12/2003    17.29
   9/19/2003    18.50
   9/26/2003    16.75
   10/3/2003    20.08
  10/10/2003    22.33
  10/17/2003    26.07
  10/24/2003    26.00
  10/31/2003    28.65
   11/7/2003    23.44
  11/14/2003    23.39
  11/21/2003    22.83
  11/28/2003    24.50
   12/5/2003    23.74
  12/12/2003    23.41
  12/19/2003    25.54
  12/26/2003    29.10
    1/2/2004    27.42
    1/9/2004    31.00
   1/16/2004    32.78
   1/23/2004    38.75
   1/30/2004    36.71
    2/6/2004    38.32
   2/13/2004    35.54
   2/20/2004    35.38
   2/27/2004    34.40
    3/5/2004    33.27
   3/12/2004    30.77
   3/19/2004    30.73
   3/26/2004    28.97
    4/2/2004    35.18
    4/8/2004    37.65
   4/16/2004    30.75
   4/23/2004    29.61
   4/30/2004    25.36
    5/7/2004    27.34
   5/14/2004    30.74
   5/21/2004    31.26
   5/28/2004    32.92
    6/4/2004    31.40
   6/10/2004    31.19
   6/18/2004    29.55
   6/25/2004    31.99


Source: FactSet, 2004.

[CHART]

                         OMNIVISION TECHNOLOGIES, INC.

                   NET
                INCOME IN      REVENUE
  DATE          MILLIONS     IN MILLIONS
1/00                 1.53          12.24
4/00                 1.63          15.14
7/00                 1.89          17.82
10/00                2.15          18.39
1/01               -15.62           8.11
4/01                 0.03           9.39
7/01                 0.51          11.16
10/01               -3.72          12.27
1/02                 0.33           9.97
4/02                 1.61          13.12
7/02                 1.62          16.79
10/02                3.02          21.74
1/03                 4.60          30.52
4/03                 6.09          39.94
7/03                 6.22          46.84
10/03               13.83          78.00
1/04                17.87          93.61
4/04                20.83          99.67

               STOCK
    DATE       PRICE
   7/14/2000    17.00
   7/21/2000    17.78
   7/28/2000    12.66
    8/4/2000    15.65
   8/11/2000    13.75
   8/18/2000    15.38
   8/25/2000    20.00
    9/1/2000    21.63
    9/8/2000    18.59
   9/15/2000    18.13
   9/22/2000    18.63
   9/29/2000    18.09
   10/6/2000    16.27
  10/13/2000    17.13
  10/20/2000    14.94
  10/27/2000    16.69
   11/3/2000    16.94
  11/10/2000    11.88
  11/17/2000     5.50
  11/24/2000     3.28
   12/1/2000     3.06
   12/8/2000     3.73
  12/15/2000     5.09
  12/22/2000     1.83
  12/29/2000     1.63
    1/5/2001     1.69
   1/12/2001     3.19
   1/19/2001     3.00
   1/26/2001     2.38
    2/2/2001     2.50
    2/9/2001     2.75
   2/16/2001     2.72
   2/23/2001     2.19
    3/2/2001     2.00
    3/9/2001     1.69
   3/16/2001     1.88
   3/23/2001     1.44
   3/30/2001     1.72
    4/6/2001     1.34
   4/12/2001     1.30
   4/20/2001     1.98
   4/27/2001     2.24
    5/4/2001     2.50
   5/11/2001     2.40
   5/18/2001     1.88
   5/25/2001     2.25
    6/1/2001     1.84
    6/8/2001     2.50
   6/15/2001     2.73
   6/22/2001     2.33
   6/29/2001     2.82
    7/6/2001     2.55
   7/13/2001     2.36
   7/20/2001     2.47
   7/27/2001     2.08
    8/3/2001     2.44
   8/10/2001     2.40
   8/17/2001     2.13
   8/24/2001     2.00
   8/31/2001     1.51
    9/7/2001     1.40
   9/10/2001     1.51
   9/21/2001     1.52
   9/28/2001     1.50
   10/5/2001     1.48
  10/12/2001     1.87
  10/19/2001     1.83
  10/26/2001     1.77
   11/2/2001     1.68
   11/9/2001     1.73
  11/16/2001     1.87
  11/23/2001     1.83
  11/30/2001     3.03
   12/7/2001     4.03
  12/14/2001     4.43
  12/21/2001     3.80
  12/28/2001     4.50
    1/4/2002     5.23
   1/11/2002     5.65
   1/18/2002     4.88
   1/25/2002     5.08
    2/1/2002     5.14
    2/8/2002     4.49
   2/15/2002     4.30
   2/22/2002     3.85
    3/1/2002     3.90
    3/8/2002     4.96
   3/15/2002     5.38
   3/22/2002     5.00
   3/28/2002     5.52
    4/5/2002     6.14
   4/12/2002     6.09
   4/19/2002     6.33
   4/26/2002     5.80
    5/3/2002     5.00
   5/10/2002     5.55
   5/17/2002     6.00
   5/24/2002     6.25
   5/31/2002     6.36
    6/7/2002     6.01
   6/14/2002     6.39
   6/21/2002     6.62
   6/28/2002     7.12
    7/5/2002     7.05
   7/12/2002     5.43
   7/19/2002     6.16
   7/26/2002     4.18
    8/2/2002     3.90
    8/9/2002     4.87
   8/16/2002     5.92
   8/23/2002     4.66
   8/30/2002      4.5
    9/6/2002     4.63
   9/13/2002     5.16
   9/20/2002     4.53
   9/27/2002      3.5
   10/4/2002     3.42
  10/11/2002     3.88
  10/18/2002     4.82
  10/25/2002     5.63
   11/1/2002     5.82
   11/8/2002     5.13
  11/15/2002     5.54
  11/22/2002     8.01
  11/29/2002     8.94
   12/6/2002     8.96
  12/13/2002     8.52
  12/20/2002     7.35
  12/27/2002     7.72
    1/3/2003     8.68
   1/10/2003      8.4
   1/17/2003     7.25
   1/24/2003     6.68
   1/31/2003     6.82
    2/7/2003     7.13
   2/14/2003     8.28
   2/21/2003     8.42
   2/28/2003      9.5
    3/7/2003     9.02
   3/14/2003    10.59
   3/21/2003    11.73
   3/28/2003    10.59
    4/4/2003       11
   4/11/2003    11.33
   4/17/2003    12.65
   4/25/2003     12.1
    5/2/2003     13.1
    5/9/2003    14.32
   5/16/2003    15.72
   5/23/2003    15.46
   5/30/2003    17.95
    6/6/2003    17.37
   6/13/2003    14.58
   6/20/2003    16.12
   6/27/2003       16
    7/3/2003    18.04
   7/11/2003    18.14
   7/18/2003    18.67
   7/25/2003    18.65
    8/1/2003    20.02
    8/8/2003    20.07
   8/15/2003    21.89
   8/22/2003    20.65
   8/29/2003    22.13
    9/5/2003     22.6
   9/12/2003    22.07
   9/19/2003    23.05
   9/26/2003    22.43
   10/3/2003     23.1
  10/10/2003    23.12
  10/17/2003    23.52
  10/24/2003    22.39
  10/31/2003    28.41
   11/7/2003    27.69
  11/14/2003    27.76
  11/21/2003    29.98
  11/28/2003    32.52
   12/5/2003    30.79
  12/12/2003    30.74
  12/19/2003    27.37
  12/26/2003     27.4
    1/2/2004    28.05
    1/9/2004    30.84
   1/16/2004    28.35
   1/23/2004    25.55
   1/30/2004    24.24
    2/6/2004    24.53
   2/13/2004    24.27
   2/20/2004     29.7
   2/27/2004    28.25
    3/5/2004    29.17
   3/12/2004     27.3
   3/19/2004     25.4
   3/26/2004     25.6
    4/2/2004    28.81
    4/8/2004    28.68
   4/16/2004    25.65
   4/23/2004    26.86
   4/30/2004    22.38


Source: FactSet, 2004.

[CHART]

                             TEXAS INSTRUMENTS, INC.

                   NET
                INCOME IN      REVENUE
  DATE          MILLIONS     IN MILLIONS
3/00               421.00        2761.00
6/00              1296.00        2932.00
9/00               676.00        3149.00
12/00              665.00        3033.00
3/01               230.00        2528.00
6/01              -197.00        2037.00
9/01              -117.00        1849.00
12/01             -117.00        1787.00
3/02               -38.00        1827.00
6/02                95.00        2162.00
9/02               188.00        2248.00
12/02             -589.00        2146.00
3/03               117.00        2192.00
6/03               121.00        2339.00
9/03               447.00        2533.00
12/03              512.00        2770.00
3/04               367.00        2936.00
6/04               441.00        3241.00

               STOCK
    DATE       PRICE
    3/3/2000    93.81
   3/10/2000    90.88
   3/17/2000    84.94
   3/24/2000    88.28
   3/31/2000    80.00
    4/7/2000    83.25
   4/14/2000    69.50
   4/20/2000    72.50
   4/28/2000    81.44
    5/5/2000    76.91
   5/12/2000    70.63
   5/19/2000    69.75
   5/26/2000    67.00
    6/2/2000    85.69
    6/9/2000    83.75
   6/16/2000    80.56
   6/23/2000    75.25
   6/30/2000    68.69
    7/7/2000    68.31
   7/14/2000    72.25
   7/21/2000    62.50
   7/28/2000    57.00
    8/4/2000    54.25
   8/11/2000    58.31
   8/18/2000    70.50
   8/25/2000    67.00
    9/1/2000    67.06
    9/8/2000    57.94
   9/15/2000    59.00
   9/22/2000    56.00
   9/29/2000    47.19
   10/6/2000    46.88
  10/13/2000    44.50
  10/20/2000    47.50
  10/27/2000    44.69
   11/3/2000    46.63
  11/10/2000    38.75
  11/17/2000    43.75
  11/24/2000    44.00
   12/1/2000    37.81
   12/8/2000    49.50
  12/15/2000    47.00
  12/22/2000    47.63
  12/29/2000    47.38
    1/5/2001    47.31
   1/12/2001    47.88
   1/19/2001    50.31
   1/26/2001    41.50
    2/2/2001    43.08
    2/9/2001    37.33
   2/16/2001    36.60
   2/23/2001    30.15
    3/2/2001    35.06
    3/9/2001    32.75
   3/16/2001    31.35
   3/23/2001    38.81
   3/30/2001    30.98
    4/6/2001    28.26
   4/12/2001    35.45
   4/20/2001    37.50
   4/27/2001    36.98
    5/4/2001    37.85
   5/11/2001    37.47
   5/18/2001    39.71
   5/25/2001    37.85
    6/1/2001    34.25
    6/8/2001    37.99
   6/15/2001    32.14
   6/22/2001    30.30
   6/29/2001    31.90
    7/6/2001    29.25
   7/13/2001    33.20
   7/20/2001    31.51
   7/27/2001    34.85
    8/3/2001    37.50
   8/10/2001    34.65
   8/17/2001    33.14
   8/24/2001    35.50
   8/31/2001    33.10
    9/7/2001    28.62
   9/10/2001    28.61
   9/21/2001    23.00
   9/28/2001    24.98
   10/5/2001    27.11
  10/12/2001    31.40
  10/19/2001    27.74
  10/26/2001    30.85
   11/2/2001    29.93
   11/9/2001    31.00
  11/16/2001    32.63
  11/23/2001    31.74
  11/30/2001    32.05
   12/7/2001    32.70
  12/14/2001    30.35
  12/21/2001    28.00
  12/28/2001    28.66
    1/4/2002    30.40
   1/11/2002    27.24
   1/18/2002    27.54
   1/25/2002    27.45
    2/1/2002    30.50
    2/8/2002    30.29
   2/15/2002    31.50
   2/22/2002    29.51
    3/1/2002    31.50
    3/8/2002    35.71
   3/15/2002    34.09
   3/22/2002    33.16
   3/28/2002    33.10
    4/5/2002    33.42
   4/12/2002    31.80
   4/19/2002    33.30
   4/26/2002    30.41
    5/3/2002    28.30
   5/10/2002    28.70
   5/17/2002    32.34
   5/24/2002    29.98
   5/31/2002    28.67
    6/7/2002    26.40
   6/14/2002    25.40
   6/21/2002    22.93
   6/28/2002    23.70
    7/5/2002    24.98
   7/12/2002    23.74
   7/19/2002    24.85
   7/26/2002    22.34
    8/2/2002    19.97
    8/9/2002    20.92
   8/16/2002    21.99
   8/23/2002    21.80
   8/30/2002    19.70
    9/6/2002    20.04
   9/13/2002    19.00
   9/20/2002    15.78
   9/27/2002    15.58
   10/4/2002    14.68
  10/11/2002    16.11
  10/18/2002    17.10
  10/25/2002    15.50
   11/1/2002    16.79
   11/8/2002    15.00
  11/15/2002    16.39
  11/22/2002    19.22
  11/29/2002    20.01
   12/6/2002    18.23
  12/13/2002    16.70
  12/20/2002    15.74
  12/27/2002    15.29
    1/3/2003    16.13
   1/10/2003    16.05
   1/17/2003    14.55
   1/24/2003    15.86
   1/31/2003    15.90
    2/7/2003    14.99
   2/14/2003    15.48
   2/21/2003    15.89
   2/28/2003    16.75
    3/7/2003    16.30
   3/14/2003    17.41
   3/21/2003    18.67
   3/28/2003    17.38
    4/4/2003    16.90
   4/11/2003    16.23
   4/17/2003    19.40
   4/25/2003    18.39
    5/2/2003    19.29
    5/9/2003    20.00
   5/16/2003    19.59
   5/23/2003    18.71
   5/30/2003    20.50
    6/6/2003    20.95
   6/13/2003    18.00
   6/20/2003    18.50
   6/27/2003    18.01
    7/3/2003    17.75
   7/11/2003    18.76
   7/18/2003    18.69
   7/25/2003    19.05
    8/1/2003    18.87
    8/8/2003    18.05
   8/15/2003    20.18
   8/22/2003    22.81
   8/29/2003    23.85
    9/5/2003    25.13
   9/12/2003    23.88
   9/19/2003    24.17
   9/26/2003    22.58
   10/3/2003    24.65
  10/10/2003    25.48
  10/17/2003    24.96
  10/24/2003    27.45
  10/31/2003    28.92
   11/7/2003    30.92
  11/14/2003    28.83
  11/21/2003    28.35
  11/28/2003    29.76
   12/5/2003    28.36
  12/12/2003    28.72
  12/19/2003    28.34
  12/26/2003    28.83
    1/2/2004    29.31
    1/9/2004    31.78
   1/16/2004    33.53
   1/23/2004    30.97
   1/30/2004    31.35
    2/6/2004    31.31
   2/13/2004    30.77
   2/20/2004    30.62
   2/27/2004    30.65
    3/5/2004    31.47
   3/12/2004    29.81
   3/19/2004    27.79
   3/26/2004    28.59
    4/2/2004    30.41
    4/8/2004    29.18
   4/16/2004    27.66
   4/23/2004    27.94
   4/30/2004    25.10
    5/7/2004    25.42
   5/14/2004    25.36
   5/21/2004    24.94
   5/28/2004    26.11
    6/4/2004    25.21
   6/10/2004    25.13
   6/18/2004    23.18
   6/25/2004    24.03

Source: FactSet, 2004.

[CHART]

                                  AMDOCS LTD.

                   NET
                INCOME IN      REVENUE
  DATE          MILLIONS     IN MILLIONS
3/00                42.86         270.75
6/00               -67.16         297.00
9/00                12.99         315.07
12/00               12.58         342.17
3/01                15.41         372.29
6/01                18.49         404.01
9/01                19.91         415.45
12/01                4.33         422.64
3/02                26.44         455.27
6/02               -26.85         380.14
9/02                -8.99         355.52
12/02               32.20         339.39
3/03                45.38         355.01
6/03                47.44         377.17
9/03                43.87         411.76
12/03               53.07         428.30
3/04                60.29         442.76
6/04                59.92         450.22

               STOCK
    DATE       PRICE
    3/3/2000    86.50
   3/10/2000    87.06
   3/17/2000    81.00
   3/24/2000    89.75
   3/31/2000    74.00
    4/7/2000    87.00
   4/14/2000    54.75
   4/20/2000    72.88
   4/28/2000    67.69
    5/5/2000    70.69
   5/12/2000    60.75
   5/19/2000    61.13
   5/26/2000    59.25
    6/2/2000    66.50
    6/9/2000    74.94
   6/16/2000    75.00
   6/23/2000    73.00
   6/30/2000    76.75
    7/7/2000    75.50
   7/14/2000    84.94
   7/21/2000    75.31
   7/28/2000    71.69
    8/4/2000    68.88
   8/11/2000    63.88
   8/18/2000    71.81
   8/25/2000    65.31
    9/1/2000    71.38
    9/8/2000    67.75
   9/15/2000    69.25
   9/22/2000    63.75
   9/29/2000    62.38
   10/6/2000    61.06
  10/13/2000    58.38
  10/20/2000    65.00
  10/27/2000    66.25
   11/3/2000    69.75
  11/10/2000    64.50
  11/17/2000    64.50
  11/24/2000    59.38
   12/1/2000    56.31
   12/8/2000    59.50
  12/15/2000    60.44
  12/22/2000    59.50
  12/29/2000    66.25
    1/5/2001    65.00
   1/12/2001    71.63
   1/19/2001    77.88
   1/26/2001    79.38
    2/2/2001    77.40
    2/9/2001    69.50
   2/16/2001    68.00
   2/23/2001    65.10
    3/2/2001    67.90
    3/9/2001    65.00
   3/16/2001    53.10
   3/23/2001    50.20
   3/30/2001    47.90
    4/6/2001    43.10
   4/12/2001    48.40
   4/20/2001    55.24
   4/27/2001    57.10
    5/4/2001    62.00
   5/11/2001    61.30
   5/18/2001    66.05
   5/25/2001    62.20
    6/1/2001    62.64
    6/8/2001    65.40
   6/15/2001    57.21
   6/22/2001    57.70
   6/29/2001    53.85
    7/6/2001    49.34
   7/13/2001    42.40
   7/20/2001    38.90
   7/27/2001    45.80
    8/3/2001    45.37
   8/10/2001    41.95
   8/17/2001    37.80
   8/24/2001    40.03
   8/31/2001    38.30
    9/7/2001    30.84
   9/10/2001    31.65
   9/21/2001    27.50
   9/28/2001    26.65
   10/5/2001    28.25
  10/12/2001    28.72
  10/19/2001    27.17
  10/26/2001    28.45
   11/2/2001    26.64
   11/9/2001    27.75
  11/16/2001    33.31
  11/23/2001    32.40
  11/30/2001    33.07
   12/7/2001    33.75
  12/14/2001    31.01
  12/21/2001    31.90
  12/28/2001    34.04
    1/4/2002    37.37
   1/11/2002    36.10
   1/18/2002    33.25
   1/25/2002    37.10
    2/1/2002    36.90
    2/8/2002    32.70
   2/15/2002    32.80
   2/22/2002    28.80
    3/1/2002    26.25
    3/8/2002    29.88
   3/15/2002    26.00
   3/22/2002    25.25
   3/28/2002    26.65
    4/5/2002    22.50
   4/12/2002    21.20
   4/19/2002    24.15
   4/26/2002    20.50
    5/3/2002    19.73
   5/10/2002    16.74
   5/17/2002    18.91
   5/24/2002    17.80
   5/31/2002    18.60
    6/7/2002    17.16
   6/14/2002    16.11
   6/21/2002     8.60
   6/28/2002     7.55
    7/5/2002     8.28
   7/12/2002     8.55
   7/19/2002     7.52
   7/26/2002     7.10
    8/2/2002     7.91
    8/9/2002     8.15
   8/16/2002     8.17
   8/23/2002     8.66
   8/30/2002     7.69
    9/6/2002     6.82
   9/13/2002     7.23
   9/20/2002     6.98
   9/27/2002     6.41
   10/4/2002     6.29
  10/11/2002     6.40
  10/18/2002     7.00
  10/25/2002     7.00
   11/1/2002     7.35
   11/8/2002     8.55
  11/15/2002    10.55
  11/22/2002    11.53
  11/29/2002    11.50
   12/6/2002    10.20
  12/13/2002    10.01
  12/20/2002    10.38
  12/27/2002    10.12
    1/3/2003    10.61
   1/10/2003    12.94
   1/17/2003    12.76
   1/24/2003    13.07
   1/31/2003    12.99
    2/7/2003    11.98
   2/14/2003    11.84
   2/21/2003    12.57
   2/28/2003    13.13
    3/7/2003    12.43
   3/14/2003    13.15
   3/21/2003    13.50
   3/28/2003    13.55
    4/4/2003    13.70
   4/11/2003    13.70
   4/17/2003    16.94
   4/25/2003    16.62
    5/2/2003    18.40
    5/9/2003    17.50
   5/16/2003    18.65
   5/23/2003    18.25
   5/30/2003    19.51
    6/6/2003    21.63
   6/13/2003    23.84
   6/20/2003    24.03
   6/27/2003    24.26
    7/3/2003    24.75
   7/11/2003    25.84
   7/18/2003    24.53
   7/25/2003    22.01
    8/1/2003    19.98
    8/8/2003    19.60
   8/15/2003    20.81
   8/22/2003    20.62
   8/29/2003    22.38
    9/5/2003    21.85
   9/12/2003    20.25
   9/19/2003    21.36
   9/26/2003    19.01
   10/3/2003    19.85
  10/10/2003    19.60
  10/17/2003    20.12
  10/24/2003    19.40
  10/31/2003    21.46
   11/7/2003    25.13
  11/14/2003    23.90
  11/21/2003    22.78
  11/28/2003    25.02
   12/5/2003    25.45
  12/12/2003    26.20
  12/19/2003    22.46
  12/26/2003    22.49
    1/2/2004    22.41
    1/9/2004    26.26
   1/16/2004    25.73
   1/23/2004    29.48
   1/30/2004    28.37
    2/6/2004    29.00
   2/13/2004    28.10
   2/20/2004    27.76
   2/27/2004    27.88
    3/5/2004    27.86
   3/12/2004    26.65
   3/19/2004    27.30
   3/26/2004    27.30
    4/2/2004    28.91
    4/8/2004    28.70
   4/16/2004    28.52
   4/23/2004    30.00
   4/30/2004    26.55
    5/7/2004    28.32
   5/14/2004    24.73
   5/21/2004    25.00
   5/28/2004    24.68
    6/4/2004    24.59
   6/10/2004    25.40
   6/18/2004    24.34
   6/25/2004    23.92

Source: FactSet, 2004.

CELL PHONES

The cell phone market continues to demonstrate promise as new functions migrate to handsets. While handset unit volumes reflect a mature market, there is still tremendous opportunity for the introduction of new features. Take camera phones, for example: The demand for camera-equipped handsets exploded from less than a million units a few years ago to more than 20 million units in 2003 and is expected to double to 40 million this year. As you can see from the graph that follows, the camera phone market now is where the cell phone market was almost 10 years ago. It's a market that has tremendous growth potential, as millions of people begin using their cell phones for more than just talking. Now, as camera-equipped phones go mainstream, the next must-have feature on cell phones may be global positioning system (GPS) functionality. You may have already noticed Nextel advertising GPS-assisted driving directions on their new handsets. We believe this is just the beginning of a major push by wireless carriers to accelerate the adoption of GPS. In the GPS area, Firsthand has a long-term investment in a small private company called Global Locate. The company is a provider of semiconductors and location data to wireless carriers, which enable GPS functionality in cell phones.

ELECTRONIC DISPLAYS

Electronic displays have been undergoing a revolution in recent years. In the office, flat-panel displays (FPDs) have been steadily supplanting big, heavy cathode ray tube displays over the past several years. More recently, FPDs have been making inroads in the television market as well. With

[CHART]

                         CELL PHONES VS. CAMERA PHONES
                                 WORLDWIDE SALES

            CELLPHONE     CAMERA
            UNITS IN   PHONE UNITS IN
 YEAR       MILLIONS     MILLIONS
  1995             49              0
  1996             70              0
  1997            110              0
  1998            170              0
  1999            290              0
  2000            420              0
  2001            400            3.8
  2002            450             14
  2003            470             24
  2004E           510             42
  2005E           520           62.2
  2006E           530             85

Sources: Handset data--Dataquest, CIBC World Markets Corp., 2003-2004. Camera phone data--IC Media, IDC, Dataquest, CIBC World Markets Corp., 2004.

several competing technologies vying for market share, the TV market has become very interesting for both consumers and investors. Plasma technology was the first to make real headway in this market, but today we are much more excited about the market for LCD (liquid crystal display), LCOS (liquid crystal on silicon), and DLP (digital light processing) televisions. All of these technologies have particular features that make them well-suited for certain TV applications, but not all. LCDs, for example, have excellent picture quality, but manufacturing large-format screens is difficult. LCOS and DLP technologies, on the other hand, are best suited for projection-type televisions, large and small.

Beyond these traditional markets, display technologies are opening up new markets. More and more electronic displays are popping up around us every day, in places like airports, grocery stores, train stations, and automobiles. We expect these applications to expand as costs decline and quality improves.

FLASH MEMORY

Flash memory is the non-volatile memory (I.E., does not lose its data when disconnected from a power source) that has become the standard memory device for most portable electronics, such as cell phones, MP3 players, PDAs, and digital cameras. The Funds benefited greatly last year from our positions in flash memory providers SanDisk and Lexar Media. Unfortunately, as competition has intensified this year, the stocks of these companies have retraced a good portion of last year's gains. Nevertheless, the market for flash memory chips keeps expanding, and we are confident in owning market leaders like SanDisk and Lexar.

The first half of 2004 may not have been an easy time to be a technology stock investor, but we are seeing an increase in investment opportunities this year. Because company fundamentals are improving for most of our portfolio companies, we believe investor patience will be rewarded.

I would like to thank you for your continued investment in Firsthand Funds.

Sincerely,

/s/ Kevin Landis
KEVIN LANDIS
PRESIDENT AND CHIEF EXECUTIVE OFFICER

FIRSTHAND TECHNOLOGY VALUE FUND
PORTFOLIO OF INVESTMENTS
June 30, 2004 (unaudited)

                                                                              MARKET
                                                 PERCENT      SHARES           VALUE
----------------------------------------------------------------------------------------
COMMON STOCK                                       98.4%                  $  691,127,312
  (Cost $1,153,570,067)                                                   --------------

  COMMUNICATIONS                                    1.3%                       8,823,204
                                                                          --------------
    * Intrado, Inc.                                           309,100          4,973,419
    * ViaSat, Inc.                                            154,300          3,849,785

  COMMUNICATIONS EQUIPMENT                         16.4%                     115,036,404
                                                                          --------------
    * Anaren, Inc. (1)                                      1,111,900         18,168,446
      Harris Corp.                                             50,000          2,537,500
      Motorola, Inc.                                          690,200         12,596,150
    * NHC Communications, Inc.                                176,400            201,321
    * Powerwave Technologies, Inc.                            959,100          7,385,070
    * REMEC, Inc.                                             440,000          2,780,800
      SpectraLink Corp.                                       180,000          2,682,000
    * Stratex Networks, Inc. (1)                            4,832,036         14,254,506
    * Tekelec, Inc.                                           875,800         15,913,286
    * UTStarcom, Inc.                                       1,273,300         38,517,325

  DEFENSE & AEROSPACE                               6.6%                      46,472,636
                                                                          --------------
    * FLIR Systems, Inc.                                      470,600         25,835,940
    * Herley Industries, Inc.                                 372,400          7,276,696
      L-3 Communications Holdings, Inc.                       200,000         13,360,000

  INTELLECTUAL PROPERTY                             0.7%                       5,072,515
                                                                          --------------
    * Silicon Genesis Corp. - 1-D (1) (2)                     850,830            749,751
    * Silicon Genesis Corp. - 1-E (1) (2)                   4,071,226          4,315,500
    * Silicon Genesis Corp. -
           Common Stock (1) (2)                               726,424              7,264

  MEDIA                                             0.0%                          89,894
                                                                          --------------
      The News Corp. Ltd. - Preferred ADR                       2,734             89,894

  NETWORKING                                       10.3%                      72,222,965
                                                                          --------------
    * Caspian Networks, Inc. - AAA (2)                      3,378,104             33,781
    * Cisco Systems, Inc.                                   2,970,800         70,407,960
    * IP Unity, Inc. - C (2)                                1,104,265          1,747,389
    * Polaris Networks, Inc. - A (2)                          297,848             33,835

  OTHER ELECTRONICS                                 0.6%                       3,955,400
                                                                          --------------
    * NanoMuscle, Inc. - C (2)                              1,250,000          1,250,000
      PerkinElmer, Inc.                                       135,000          2,705,400

* Non-income producing

                 see accompanying notes to financial statements

                                                                              MARKET
                                                 PERCENT      SHARES          VALUE
----------------------------------------------------------------------------------------
  PERIPHERALS                                       3.3%                  $   22,805,190
                                                                          --------------
    * Electronics For Imaging, Inc.                           200,000          5,652,000
    * Read-Rite Corp.                                         639,000              6,390
    * Western Digital Corp.                                 1,980,000         17,146,800

  PHOTONICS                                         4.5%                      31,813,052
                                                                          --------------
    * Celox Networks, Inc. - A-1 (2)                        1,000,000                  0
    * Celox Networks, Inc. - Common
         Stock (2)                                            138,121                  0
    * Corning, Inc.                                         2,350,000         30,691,000
    * Luminous Networks, Inc. - D (2)                         868,710            937,642
    * Luminous Networks, Inc. - E (2)                         434,724            184,410
    * Maple Optical Systems, Inc. -
         A-1 (1) (2)                                       10,352,054                  0

    SEMICONDUCTORS                                 32.0%                     224,951,962
                                                                          --------------
    * Aeroflex, Inc.                                        1,250,600         17,921,098
    * Applied Micro Circuits Corp.                          2,899,900         15,427,468
    * AuthenTec, Inc. - C (2)                               1,472,495          1,474,866
    * AuthenTec, Inc. - D (2)                                 290,958            290,958
      Celeritek, Inc.                                         372,200          1,429,248
    * Clarisay, Inc. - B (1) (2)                            2,605,306                  0
    * Clarisay, Inc. - C (1) (2)                            7,194,244                  0
    * Genesis Microchip, Inc.                                  97,500          1,342,575
    * Global Locate, Inc. - A (1) (2)                       6,030,896          7,794,209
    * Global Locate, Inc. - C (1) (2)                       1,111,111          1,000,000
    * Global Locate, Inc. - D (1) (2)                         555,555            500,000
    * Kopin Corp.                                             299,100          1,528,401
    * Lexar Media, Inc.                                     1,999,200         13,354,656
    * Marvell Technology Group Ltd.                           600,000         16,020,000
    * PMC-Sierra, Inc.                                      1,255,700         18,019,295
    * SanDisk Corp.                                         2,437,400         52,867,206
    * Skyworks Solutions, Inc.                                918,300          8,016,759
      STMicroelectronics N.V. - ADR                           783,400         17,242,634
      Texas Instruments, Inc.                                 655,000         15,837,900
    * TranSwitch Corp.                                      3,593,000          6,359,610
    * TriQuint Semiconductor, Inc.                          2,332,400         12,734,904
    * Zoran Corp. (1)                                         860,500         15,790,175

* Non-income producing

                 see accompanying notes to financial statements

                                                                              MARKET
                                                 PERCENT      SHARES          VALUE
----------------------------------------------------------------------------------------
  SERVICES                                          1.9%                  $   13,634,926
                                                                          --------------
    * Anteon International Corp.                              320,900         10,467,758
    * TeleCommunication Systems, Inc. - A                     557,600          3,167,168

  SOFTWARE                                         20.8%                     146,249,164
                                                                          --------------
      Adobe Systems, Inc.                                     154,100          7,165,650
    * Comverse Technology, Inc.                             2,110,900         42,091,346
    * Concord Communications, Inc. (1)                      1,189,300         13,569,913
    * Roxio, Inc.                                           2,000,000          9,820,000
      SAP AG - ADR                                            100,000          4,181,000
    * VERITAS Software Corp.                                  352,900          9,775,330
    * Websense, Inc.                                          726,300         27,040,149
    * Wind River Systems, Inc.                              2,772,600         32,605,776

WARRANTS                                            0.1%                         536,293
  (Cost $0)                                                               --------------

  INTELLECTUAL PROPERTY                             0.1%                         334,436
                                                                          --------------
    * Silicon Genesis Corp. - 1-E
          Warrants (1) (2)                                  1,257,859            334,339
    * Silicon Genesis Corp. - Common
          Stock Warrants (1) (2)                               37,982                 38
    * Silicon Genesis Corp. - Common
          Stock Warrants (1) (2)                               59,147                 59

  NETWORKING                                        0.0%                              76
                                                                          --------------
    * Polaris Networks, Inc. - Convertible
          Warrants (2)                                         75,712                 76

  OTHER ELECTRONICS                                 0.0%                               0
                                                                          --------------
    * NanoMuscle, Inc. - C
          Anti-Dilution Warrants (2)                                1                  0
    * NanoMuscle, Inc. - C
          Performance Warrants (2)                                  1                  0

  PHOTONICS                                         0.0%                               0
                                                                          --------------
    * Celox Networks, Inc. - A-1
          Warrants (2)                                        500,000                  0
    * Luminous Networks, Inc. - D
          Warrants (2)                                        144,785                  0

* Non-income producing

                 see accompanying notes to financial statements

                                                                                                      MARKET
                                                                       PERCENT        SHARES           VALUE
----------------------------------------------------------------------------------------------------------------
  SEMICONDUCTORS                                                          0.0%                    $      201,781
                                                                                                  --------------
    * AuthenTec, Inc. - C Warrants (2)                                                  392,665          196,497
    * Clarisay, Inc. Warrants
        06/03/2005-
        11/10/2005 (1) (2)                                                            2,350,000                0
    * Global Locate, Inc. - Board
        Warrants (1) (2)                                                                 18,750               94
    * Global Locate, Inc. - C
        Warrants (1) (2)                                                                370,370            3,704
    * Global Locate, Inc. - Warrants (1) (2)                                            111,111            1,111
    * Global Locate, Inc. Common Stock
        Warrants (1) (2)                                                                 75,000              375

CONVERTIBLE BONDS                                                         0.0%                           151,436
  (Cost $2,501,436)                                                                               --------------

  NETWORKING                                                              0.0%                           151,436
                                                                                                  --------------
    Polaris Networks, Inc., Escrow 0.56%
      09/26/2004 (2)                                                                    100,961          100,961
    Polaris Networks, Inc. 10.00%
      09/26/2004 (2)                                                                     50,475           50,475

  SEMICONDUCTORS                                                          0.0%                                 0
                                                                                                  --------------
    Clarisay, Inc. 8.00% 06/03/2005-
      11/10/2005 (1) (2)                                                              2,350,000                0

CASH EQUIVALENTS                                                          1.5%                        10,092,973
  (Cost $10,092,973)                                                                              --------------
    SSgA Prime Money Market Portfolio                                                10,092,973       10,092,973

TOTAL INVESTMENT SECURITIES                                             100.0%                       701,908,014
  (Cost $1,166,164,476)

OTHER ASSETS IN EXCESS OF LIABILITIES                                     0.0%                           306,430
                                                                                                  --------------

NET ASSETS                                                              100.0%                    $  702,214,444
                                                                                                  ==============

*    Non-income producing
(1)  Affiliated issuer
(2)  Restricted security
ADR  American Depositary Receipts

                 see accompanying notes to financial statements

FIRSTHAND TECHNOLOGY LEADERS FUND
PORTFOLIO OF INVESTMENTS
June 30, 2004 (unaudited)

                                                                                                      MARKET
                                                                       PERCENT        SHARES           VALUE
----------------------------------------------------------------------------------------------------------------
COMMON STOCK                                                             99.6%                    $  130,461,004
  (Cost $147,983,450)                                                                             --------------

  COMMUNICATIONS EQUIPMENT                                                4.0%                         5,181,580
                                                                                                  --------------
      QUALCOMM, Inc.                                                                     71,000        5,181,580

  INTERNET                                                               10.4%                        13,583,002
                                                                                                  --------------
    * eBay, Inc.                                                                         40,000        3,678,000
    * InterActiveCorp                                                                   150,500        4,536,070
    * Time Warner, Inc.                                                                 305,400        5,368,932

  MEDIA                                                                   2.4%                         3,176,607
                                                                                                  --------------
    * Pixar Animation Studios                                                            45,700        3,176,607

  NETWORKING                                                              6.6%                         8,667,090
                                                                                                  --------------
    * Cisco Systems, Inc.                                                               365,700        8,667,090

  OTHER ELECTRONICS                                                       3.1%                         4,007,144
                                                                                                  --------------
    * Agilent Technologies, Inc.                                                        136,856        4,007,144

  PERIPHERALS                                                             3.3%                         4,368,480
                                                                                                  --------------
    * EMC Corp.                                                                         383,200        4,368,480

  PHOTONICS                                                               2.7%                         3,605,866
                                                                                                  --------------
    * Corning, Inc.                                                                     276,100        3,605,866

  SEMICONDUCTOR EQUIPMENT                                                 7.0%                         9,121,653
                                                                                                  --------------
    * Applied Materials, Inc.                                                           138,800        2,723,256
    * ASML Holding N.V.                                                                 130,300        2,229,433
    * KLA-Tencor Corp.                                                                   44,800        2,212,224
    * Teradyne, Inc.                                                                     86,200        1,956,740

  SEMICONDUCTORS                                                         26.2%                        34,334,759
                                                                                                  --------------
    * Altera Corp.                                                                      242,800        5,395,016
    * Flextronics International Ltd.                                                    297,000        4,737,150
      Intel Corp.                                                                       170,700        4,711,320
      Samsung Electronics Co., Ltd. - GDR                                                15,000        3,096,063
    * SanDisk Corp.                                                                     264,800        5,743,512

*  Non-income producing

                 see accompanying notes to financial statements

                                                                                                      MARKET
                                                                       PERCENT        SHARES           VALUE
----------------------------------------------------------------------------------------------------------------
      Texas Instruments, Inc.                                                           251,650   $    6,084,897
      Xilinx, Inc.                                                                      137,100        4,566,801

  SERVICES                                                                2.4%                         3,137,793
                                                                                                  --------------
      Taiwan Semiconductor
        Manufacturing Co. - ADR                                                         377,592        3,137,793

  SOFTWARE                                                               31.5%                        41,277,030
                                                                                                  --------------
      Adobe Systems, Inc.                                                                80,500        3,743,250
    * Amdocs Ltd.                                                                       203,600        4,770,348
    * BEA Systems, Inc.                                                                 338,980        2,786,415
    * Electronic Arts, Inc.                                                              68,500        3,736,675
    * Mercury Interactive Corp.                                                         113,700        5,665,671
      Microsoft Corp.                                                                   146,000        4,169,760
      SAP AG - ADR                                                                      128,900        5,389,309
    * Symantec Corp.                                                                     85,400        3,738,812
    * VERITAS Software Corp.                                                            262,700        7,276,790

CASH EQUIVALENTS                                                          0.1%                           111,289
  (Cost $111,289)                                                                                 --------------
    SSgA Prime Money Market Portfolio                                                   111,289          111,289

TOTAL INVESTMENT SECURITIES                                              99.7%                       130,572,293
  (Cost $148,094,739)

OTHER ASSETS IN EXCESS OF LIABILITIES                                     0.3%                           393,106
                                                                                                  --------------

NET ASSETS                                                              100.0%                    $  130,965,399
                                                                                                  ==============

*    Non-income producing
ADR  American Depositary Receipts
GDR  Global Depositary Receipts

                 see accompanying notes to financial statements

FIRSTHAND TECHNOLOGY INNOVATORS FUND
PORTFOLIO OF INVESTMENTS
June 30, 2004 (unaudited)

                                                                                                      MARKET
                                                                       PERCENT        SHARES           VALUE
----------------------------------------------------------------------------------------------------------------
COMMON STOCK                                                             96.5%                    $   65,170,155
  (Cost $85,532,133)                                                                              --------------

  COMMUNICATIONS EQUIPMENT                                               10.3%                         6,974,474
                                                                                                  --------------
    * Airspan Networks, Inc.                                                            284,000        1,573,360
    * Powerwave Technologies, Inc.                                                      139,400        1,073,380
      SpectraLink Corp.                                                                 106,700        1,589,830
    * Tekelec, Inc.                                                                      58,600        1,064,762
    * Vyyo, Inc.                                                                        258,600        1,673,142

  DEFENSE & AEROSPACE                                                     2.6%                         1,724,520
                                                                                                  --------------
    * Microvision, Inc.                                                                 205,300        1,724,520

  ELECTRONIC DESIGN AUTOMATION                                            3.3%                         2,208,129
                                                                                                  --------------
    * PDF Solutions, Inc.                                                               260,700        2,208,129

  INTELLECTUAL PROPERTY                                                   5.0%                         3,379,449
                                                                                                  --------------
    * MIPS Technologies, Inc.                                                           220,000        1,346,400
    * Silicon Genesis Corp. - 1-C (1) (2)                                                82,914          300,779
    * Silicon Genesis Corp. - 1-E (1) (2)                                             1,633,254        1,731,249
    * Silicon Genesis Corp. -
        Common Stock (1) (2)                                                            102,135            1,021

  NETWORKING                                                              2.8%                         1,848,820
                                                                                                  --------------
    * IP Unity, Inc. - C (2)                                                          1,117,957        1,769,055
    * Polaris Networks, Inc. - A (2)                                                    702,152           79,765

  OTHER ELECTRONICS                                                      10.5%                         7,077,675
                                                                                                  --------------
    * Applied Films Corp.                                                                92,800        2,693,056
    * Intevac, Inc.                                                                     263,700        2,339,019
    * LeapFrog Enterprises, Inc.                                                         40,000          795,600
    * NanoMuscle, Inc. - C (2)                                                        1,250,000        1,250,000

  PERIPHERALS                                                             1.3%                           859,200
                                                                                                  --------------
    * Universal Display Corp.                                                            80,000          859,200

  PHOTONICS                                                              10.3%                         6,930,110
                                                                                                  --------------
    * Avici Systems, Inc.                                                               300,000        3,901,050
    * Finisar Corp.                                                                     536,500        1,062,270
    * Luminous Networks, Inc. - D (2)                                                 1,522,719        1,643,546

*    Non-income producing

                 see accompanying notes to financial statements

                                                                                                      MARKET
                                                                       PERCENT        SHARES           VALUE
----------------------------------------------------------------------------------------------------------------
    * Luminous Networks, Inc. - E (2)                                                   762,008   $      323,244
    * Maple Optical Systems, Inc. -
        A-1 (1) (2)                                                                   9,647,945                0

  SEMICONDUCTOR EQUIPMENT                                                 2.5%                         1,705,092
                                                                                                  --------------
    * ASM International N.V.                                                             94,230        1,705,092

  SEMICONDUCTORS                                                         35.6%                        24,094,660
                                                                                                  --------------
    * Aeroflex, Inc.                                                                    202,700        2,904,691
    * Agere Systems, Inc. - A                                                           500,000        1,150,000
    * ATI Technologies, Inc.                                                            245,800        4,635,788
    * AuthenTec, Inc. - C (2)                                                           736,248          737,433
    * Clarisay, Inc. - B (1) (2)                                                      2,861,519                0
    * Kopin Corp.                                                                       528,500        2,700,635
    * Lexar Media, Inc.                                                                 296,000        1,977,280
    * M-Systems Flash Disk Pioneers Ltd.                                                 75,000        1,118,250
    * O2Micro International Ltd.                                                         35,000          596,050
    * OmniVision Technologies, Inc.                                                     161,000        2,567,950
    * Power Integrations, Inc.                                                          127,300        3,169,770
    * Silicon Optix, Inc. - B (2)                                                     1,111,111        1,000,000
    * Zoran Corp.                                                                        83,750        1,536,813

  SERVICES                                                                4.8%                         3,268,890
                                                                                                  --------------
    * Innovion Corp. - C (1) (2)                                                      1,500,000        1,675,650
    * TeleCommunication Systems, Inc. - A                                               280,500        1,593,240

  SOFTWARE                                                                7.5%                         5,099,136
                                                                                                  --------------
    * Chordiant Software, Inc.                                                          461,500        2,104,440
    * Roxio, Inc.                                                                       436,700        2,144,196
    * Witness Systems, Inc.                                                              70,000          850,500

WARRANTS                                                                  0.1%                            99,796
  (Cost $0)                                                                                       --------------

  INTELLECTUAL PROPERTY                                                   0.0%                               944
                                                                                                  --------------
    * Silicon Genesis Corp. - 1-E (1) (2)                                                94,339              944

  OTHER ELECTRONICS                                                       0.0%                                 0
                                                                                                  --------------
    * NanoMuscle, Inc. - C Anti-Dilution
       Warrants (2)                                                                           1                0
    * NanoMuscle, Inc. - C Performance
       Warrants (2)                                                                           1                0

*    Non-income producing

                 see accompanying notes to financial statements

                                                                                                      MARKET
                                                                       PERCENT        SHARES           VALUE
----------------------------------------------------------------------------------------------------------------
  PHOTONICS                                                               0.0%                    $            0
                                                                                                  --------------
    * Luminous Networks, Inc. - D
        Warrants (2)                                                                    253,787                0

  SEMICONDUCTORS                                                          0.1%                            98,249
                                                                                                  --------------
    * AuthenTec, Inc. - C Warrants (2)                                                  196,333           98,249
    * Clarisay, Inc. Warrants
       05/08/2005-12/31/2010 (1) (2)                                                  1,259,290                0

  SERVICES                                                                0.0%                               603
                                                                                                  --------------
    * Innovion Corp. Warrants (1) (2)                                                   602,577              603

CONVERTIBLE BONDS                                                         0.9%                           602,577
  (Cost $1,752,577)                                                                               --------------

  SEMICONDUCTORS                                                          0.0%                                 0
                                                                                                  --------------
      Clarisay, Inc. 8.00% 05/08/2005-
       10/10/2005 (1) (2)                                                             1,150,000                0

  SERVICES                                                                0.9%                           602,577
                                                                                                  --------------
      Innovion Corp. 8.00% 03/07/2005
       (1) (2)                                                                          602,577          602,577

OUTSTANDING CALL OPTIONS
  PURCHASED                                                               1.5%                         1,032,075
    (Cost $1,920,801)                                                                             --------------

  NETWORKING                                                              1.5%                         1,032,075
                                                                                                  --------------
    * Cisco Systems, Inc. expiring
       7/17/2004 @ 22.5                                                                 764,500        1,032,075

CASH EQUIVALENTS                                                          1.1%                           714,021
  (Cost $714,021)                                                                                 --------------
    SSgA Prime Money Market Portfolio                                                   714,021          714,021

TOTAL INVESTMENT SECURITIES                                             100.1%                        67,618,624
  (Cost $89,919,532)

LIABILITIES IN EXCESS OF OTHER ASSETS                                    (0.1%)                          (33,485)
                                                                                                  --------------

NET ASSETS                                                              100.0%                    $   67,585,139
                                                                                                  ==============

*    Non-income producing
(1)  Affiliated issuer
(2)  Restricted security

                 see accompanying notes to financial statements

FIRSTHAND e-COMMERCE FUND
PORTFOLIO OF INVESTMENTS
June 30, 2004 (unaudited)

                                                                                                      MARKET
                                                                       PERCENT        SHARES           VALUE
----------------------------------------------------------------------------------------------------------------
COMMON STOCK                                                             97.7%                    $   60,584,492
  (Cost $51,463,812)                                                                              --------------

  COMMUNICATIONS                                                          6.2%                         3,839,866
                                                                                                  --------------
    * Liberty Media Corp. - A                                                           120,000        1,078,800
    * Liberty Media International, Inc. - A                                               7,500          278,250
    * WebEx Communications, Inc.                                                        114,100        2,482,816

  FINANCIAL                                                               2.0%                         1,236,500
                                                                                                  --------------
    * Ameritrade Holding Corp.                                                           50,000          567,500
    * E*TRADE FINANCIAL Corp.                                                            60,000          669,000

  HEALTH CARE                                                             1.3%                           777,223
                                                                                                  --------------
    * Drugstore.com, Inc.                                                               222,700          777,223

  INTERNET                                                               33.6%                        20,840,396
                                                                                                  --------------
    * 1-800-FLOWERS.COM, Inc. - A                                                        10,000           81,400
    * Amazon.com, Inc.                                                                   30,000        1,632,000
    * Ask Jeeves, Inc.                                                                   10,000          390,300
    * Autobytel, Inc.                                                                    60,000          544,800
    * eBay, Inc.                                                                         17,600        1,618,320
    * eBookers PLC - ADR                                                                 20,000          198,000
    * InterActiveCorp                                                                    86,700        2,613,138
    * LivePerson, Inc.                                                                  100,000          301,000
    * Monster Worldwide, Inc.                                                            40,000        1,028,800
    * Netflix, Inc.                                                                     161,200        5,795,140
    * Overstock.Com                                                                      35,000        1,367,800
    * Time Warner, Inc.                                                                  93,100        1,636,698
    * Yahoo! Inc.                                                                       100,000        3,633,000

  NETWORKING                                                              1.1%                           711,000
                                                                                                  --------------
    * Cisco Systems, Inc.                                                                30,000          711,000

  SERVICES                                                               16.0%                         9,939,026
                                                                                                  --------------
    * Anteon International Corp.                                                         11,700          381,654
      Certegy, Inc.                                                                      17,500          679,000
    * CNET Networks, Inc.                                                               255,400        2,827,278
      Fair, Issac and Company, Inc.                                                      30,000        1,001,400
      First Data Corp.                                                                   51,100        2,274,972
    * PEC Solutions, Inc.                                                               115,400        1,376,722
    * WebMD Corp.                                                                       150,000        1,398,000

*    Non-income producing

                 see accompanying notes to financial statements

                                                                                                      MARKET
                                                                       PERCENT        SHARES           VALUE
----------------------------------------------------------------------------------------------------------------
  SOFTWARE                                                               37.5%                    $   23,240,481
                                                                                                  --------------
    * BEA Systems, Inc.                                                                 193,100        1,587,282
    * Chordiant Software, Inc.                                                          680,900        3,104,904
    * Cognizant Technology Solutions
        Corp. - A                                                                        90,000        2,286,900
    * Digital Insight Corp.                                                              65,000        1,347,450
      Global Payments, Inc.                                                              17,000          765,340
    * Macromedia, Inc.                                                                   98,900        2,427,995
    * Mercury Interactive Corp.                                                          15,700          782,331
    * Netegrity, Inc.                                                                    20,000          169,200
    * Red Hat, Inc.                                                                      20,000          459,400
    * Roxio, Inc.                                                                       254,500        1,249,595
    * Symantec Corp.                                                                     34,100        1,492,898
    * VERITAS Software Corp.                                                             61,900        1,714,630
    * Websense, Inc.                                                                    157,200        5,852,556

CASH EQUIVALENTS                                                          2.9%                         1,803,701
  (Cost $1,803,701)                                                                               --------------
    SSgA Prime Money Market Portfolio                                                 1,803,701        1,803,701

TOTAL INVESTMENT SECURITIES                                             100.6%                        62,388,193
  (Cost $53,267,513)

LIABILITIES IN EXCESS OF OTHER ASSETS                                    (0.6)%                         (401,267)
                                                                                                  --------------

NET ASSETS                                                              100.0%                    $   61,986,926
                                                                                                  ==============

*    Non-income producing
ADR  American Depositary Receipts

                 see accompanying notes to financial statements

FIRSTHAND GLOBAL TECHNOLOGY FUND
PORTFOLIO OF INVESTMENTS
June 30, 2004 (unaudited)

                                                                                                      MARKET
                                                                       PERCENT        SHARES           VALUE
----------------------------------------------------------------------------------------------------------------
COMMON STOCK                                                             98.7%                    $   44,256,730
  (Cost $42,453,206)                                                                              --------------

  ADVANCED MATERIALS                                                      0.4%                           204,630
                                                                                                  --------------
      BASF AG - ADR                                                                       3,800          204,630

  COMMUNICATIONS EQUIPMENT                                               21.9%                         9,803,656
                                                                                                  --------------
    * Alvarion Ltd.                                                                     328,600        4,363,808
    * Ceragon Networks Ltd.                                                             265,900        1,438,519
    * NHC Communications, Inc.                                                           87,800          100,204
      QUALCOMM, Inc.                                                                      5,000          364,900
    * UTStarcom, Inc.                                                                   116,900        3,536,225

  ELECTRONIC DESIGN AUTOMATION                                            3.8%                         1,693,153
                                                                                                  --------------
    * PDF Solutions, Inc.                                                               199,900        1,693,153

  INTERNET                                                                0.8%                           341,000
                                                                                                  --------------
    * RADWARE Ltd.                                                                       20,000          341,000

  OTHER ELECTRONICS                                                      11.7%                         5,264,561
                                                                                                  --------------
      Alps Electric Co., Ltd.                                                            65,000          922,585
      Fujitsu Ltd.                                                                      223,000        1,568,311
    * Intevac, Inc.                                                                      69,000          612,030
      Sharp Corp.                                                                        52,000          828,899
      TDK Corp.                                                                          17,600        1,332,736

  PERIPHERALS                                                             5.4%                         2,413,205
                                                                                                  --------------
    * Maxtor Corp.                                                                      169,100        1,121,133
    * Western Digital Corp.                                                             149,200        1,292,072

  SEMICONDUCTOR EQUIPMENT                                                 4.5%                         2,004,162
                                                                                                  --------------
    * ASML Holding N.V.                                                                  66,758        1,142,229
      Tokyo Electron Ltd.                                                                15,400          861,933

  SEMICONDUCTORS                                                         19.4%                         8,716,001
                                                                                                  --------------
    * Agere Systems, Inc. - A                                                           200,000          460,000
    * ATI Technologies, Inc.                                                            121,500        2,291,490
    * Infineon Technologies AG - ADR                                                     28,700          390,320

*    Non-income producing

                 see accompanying notes to financial statements

                                                                                                        MARKET
                                                                         PERCENT        SHARES           VALUE
  ----------------------------------------------------------------------------------------------------------------
    * Kopin Corp.                                                                         156,000   $      797,160
    * OmniVision Technologies, Inc.                                                        65,000        1,036,750
      Samsung Electronics Co., Ltd. - GDR                                                   8,800        1,816,357
      STMicroelectronics N.V. - ADR                                                        62,400        1,373,424
    * Zoran Corp.                                                                          30,000          550,500

  SERVICES                                                                  4.1%                         1,846,116
                                                                                                    --------------
    * Amkor Technology, Inc.                                                              125,500        1,026,590
    * j2 Global Communications, Inc.                                                       12,900          358,620
      Taiwan Semiconductor
        Manufacturing Co. - ADR                                                            55,464          460,906

  SOFTWARE                                                                 26.7%                        11,970,246
                                                                                                    --------------
    * Amdocs Ltd.                                                                          70,000        1,640,100
    * Business Objects SA - ADR                                                            40,000          905,200
    * Chordiant Software, Inc.                                                            268,200        1,222,992
    * Cognos, Inc.                                                                         40,000        1,446,400
    * Comverse Technology, Inc.                                                            60,000        1,196,400
      Global Payments, Inc.                                                                12,900          580,758
    * ILOG SA - ADR                                                                        41,700          533,343
    * Mercury Interactive Corp.                                                            47,000        2,342,010
      SAP AG - ADR                                                                         50,300        2,103,043

  CASH EQUIVALENTS                                                          0.6%                           244,790
    (Cost $244,790)                                                                                 --------------
      SSgA Prime Money Market Portfolio                                                   244,790          244,790

  TOTAL INVESTMENT SECURITIES                                              99.3%                        44,501,520
    (Cost $42,697,996)

  OTHER ASSETS IN EXCESS OF LIABILITIES                                     0.7%                           319,115
                                                                                                    --------------

  NET ASSETS                                                              100.0%                    $   44,820,635
                                                                                                    ==============

*    Non-income producing
ADR  American Depositary Receipts
GDR  Global Depositary Receipts

                 see accompanying notes to financial statements
                       this page intentionally left blank

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2004 (unaudited)

                                                                   FIRSTHAND             FIRSTHAND             FIRSTHAND
                                                                   TECHNOLOGY            TECHNOLOGY            TECHNOLOGY
                                                                     VALUE                LEADERS              INNOVATORS
                                                                      FUND                  FUND                  FUND
-----------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
    Unaffiliated issuers at acquisition cost                   $      994,405,096    $      148,094,739    $       74,192,612
    Affiliated issuers at acquisition cost                            171,759,380                     -            15,726,920
                                                               --------------------------------------------------------------
        Total acquisition cost                                 $    1,166,164,476    $      148,094,739    $       89,919,532
                                                               ==============================================================
    Unaffiliated issuers at market value                       $      625,418,530    $      130,572,293    $       63,305,801
    Affiliated issuers at market value                                 76,489,484                     -             4,312,823
                                                               --------------------------------------------------------------
        Total market value (Note 2)                                   701,908,014           130,572,293            67,618,624
Cash                                                                        9,209                    14                   951
Receivable for securities sold                                          4,915,322               654,222               122,515
Receivables from dividends and interest                                   219,880                26,882               108,611
Receivable for capital shares sold                                        165,266                12,558                33,825
Deferred trustee compensation (Note 6)                                     91,496                52,507                52,507
                                                               --------------------------------------------------------------
    TOTAL ASSETS                                                      707,309,187           131,318,476            67,937,033
                                                               --------------------------------------------------------------

LIABILITIES
Payable for securities purchased                                        3,289,064                     -               156,806
Payable to affiliates (Note 4)                                          1,095,112               208,787               107,393
Payable for capital shares redeemed                                       619,071                91,783                35,188
Payable for trustee compensation (Note 6)                                  91,496                52,507                52,507
                                                               --------------------------------------------------------------
    TOTAL LIABILITIES                                                   5,094,743               353,077               351,894
                                                               --------------------------------------------------------------

NET ASSETS                                                     $      702,214,444    $      130,965,399    $       67,585,139
                                                               ==============================================================
Net assets consist of:
    Paid-in-capital                                            $    3,529,594,416    $      475,407,653    $      442,402,552
    Accumulated net investment loss                                    (5,133,989)           (1,269,451)             (688,088)
    Accumulated net realized losses from
        security transactions and
        foreign currency                                           (2,357,989,521)         (325,650,357)         (351,828,417)
    Net unrealized depreciation on
        investments and foreign currency                             (464,256,462)          (17,522,446)          (22,300,908)
                                                               --------------------------------------------------------------

NET ASSETS                                                     $      702,214,444    $      130,965,399    $       67,585,139
                                                               ==============================================================
Shares of beneficial interest
    outstanding (unlimited number of
    shares authorized, no par value)                                   23,652,625             7,947,813             6,367,560
                                                               ==============================================================
Net asset value, redemption price
    and offering price per share (Note 2)                      $            29.69    $            16.48    $            10.61
                                                               ==============================================================

                 see accompanying notes to financial statements

                                                                                          FIRSTHAND
                                                                    FIRSTHAND              GLOBAL
                                                                   e-COMMERCE            TECHNOLOGY
                                                                      FUND                  FUND
-------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
    Unaffiliated issuers at acquisition cost                   $       53,267,513    $       42,697,996
    Affiliated issuers at acquisition cost                                      -                     -
                                                               ----------------------------------------
        Total acquisition cost                                 $       53,267,513    $       42,697,996
                                                               ========================================
    Unaffiliated issuers at market value                       $       62,388,193    $       44,501,520
    Affiliated issuers at market value                                          -                     -
                                                               ----------------------------------------
        Total market value (Note 2)                                    62,388,193            44,501,520
Cash                                                                        1,371                19,393
Receivable for securities sold                                                  -               593,961
Receivables from dividends and interest                                     1,947                 9,903
Receivable for capital shares sold                                         20,332                   255
Deferred trustee compensation (Note 6)                                     52,507                38,830
                                                               ----------------------------------------
    TOTAL ASSETS                                                       62,464,350            45,163,862
                                                               ----------------------------------------

LIABILITIES
Payable for securities purchased                                          280,164               169,298
Payable to affiliates (Note 4)                                             96,418                71,757
Payable for capital shares redeemed                                        48,335                63,342
Payable for trustee compensation (Note 6)                                  52,507                38,830
                                                               ----------------------------------------
    TOTAL LIABILITIES                                                     477,424               343,227
                                                               ----------------------------------------

NET ASSETS                                                     $       61,986,926    $       44,820,635
                                                               ========================================
Net assets consist of:
    Paid-in-capital                                            $      466,054,840    $      121,864,624
    Accumulated net investment loss                                      (603,480)             (442,010)
    Accumulated net realized losses from
        security transactions and
        foreign currency                                             (412,585,114)          (78,405,288)
    Net unrealized appreciation on
        investments and foreign currency                                9,120,680             1,803,309
                                                               ----------------------------------------

NET ASSETS                                                     $       61,986,926    $       44,820,635
                                                               ========================================
Shares of beneficial interest
    outstanding (unlimited number of
    shares authorized, no par value)                                   19,330,653            10,670,546
                                                               ========================================
Net asset value, redemption price
    and offering price per share (Note 2)                      $             3.21    $             4.20
                                                               ========================================

                 see accompanying notes to financial statements

STATEMENTS OF OPERATIONS
For the six months ended June 30, 2004 (unaudited)

                                                                   FIRSTHAND             FIRSTHAND             FIRSTHAND
                                                                   TECHNOLOGY            TECHNOLOGY            TECHNOLOGY
                                                                     VALUE                LEADERS              INNOVATORS
                                                                      FUND                  FUND                  FUND
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
    Interest                                                   $          143,919    $           10,475    $           81,031
    Dividends *                                                         2,225,094               127,751                30,090
                                                               --------------------------------------------------------------
        TOTAL INVESTMENT INCOME                                         2,369,013               138,226               111,121
                                                               --------------------------------------------------------------

EXPENSES
    Investment advisory fees (Note 4)                                   5,942,413             1,082,829               614,776
    Administrative fees (Note 4)                                        1,560,589               324,848               184,433
                                                               --------------------------------------------------------------
        TOTAL EXPENSES                                                  7,503,002             1,407,677               799,209
                                                               --------------------------------------------------------------

NET INVESTMENT LOSS                                                    (5,133,989)           (1,269,451)             (688,088)
                                                               --------------------------------------------------------------

REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
    Net realized gains (losses) from security transactions
        and foreign currency (including realized loss of
        $5,790,690, $0, and $0, respectively, on sales of
        investments in affiliated issuers)                           (157,399,937)            2,997,078            (7,772,012)
    Net change in unrealized appreciation (depreciation) on
        investments and foreign currency                              112,872,372            (8,056,671)            1,973,707
                                                               --------------------------------------------------------------

NET REALIZED AND UNREALIZED
    LOSSES ON INVESTMENTS                                             (44,527,565)           (5,059,593)           (5,798,305)
                                                               --------------------------------------------------------------

NET DECREASE IN NET
    ASSETS FROM OPERATIONS                                     $      (49,661,554)   $       (6,329,044)   $       (6,486,393)
                                                               ==============================================================

*   Net of foreign tax withholding                             $           17,525    $           13,694    $                -
                                                               ==============================================================

                 see accompanying notes to financial statements

                                                                                          FIRSTHAND
                                                                    FIRSTHAND              GLOBAL
                                                                   e-COMMERCE            TECHNOLOGY
                                                                      FUND                  FUND
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
    Interest                                                   $            6,278    $            6,912
    Dividends *                                                             6,347                69,155
                                                               ----------------------------------------
        TOTAL INVESTMENT INCOME                                            12,625                76,067
                                                               ----------------------------------------

EXPENSES
    Investment advisory fees (Note 4)                                     473,927               398,521
    Administrative fees (Note 4)                                          142,178               119,556
                                                               ----------------------------------------
        TOTAL EXPENSES                                                    616,105               518,077
                                                               ----------------------------------------

NET INVESTMENT LOSS                                                      (603,480)             (442,010)
                                                               ----------------------------------------

REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
    Net realized gains from security
        transactions and foreign currency
        (including realized loss of $0 and $0,
        respectively, on sales of investments
        in affiliated issuers)                                          2,667,397             1,033,862
    Net change in unrealized appreciation
        (depreciation) on investments and
        foreign currency                                                  719,483            (5,773,812)
                                                               ----------------------------------------

NET REALIZED AND UNREALIZED
    GAINS (LOSSES) ON INVESTMENTS                                       3,386,880            (4,739,950)
                                                               ----------------------------------------

NET INCREASE (DECREASE) IN NET
    ASSETS FROM OPERATIONS                                     $        2,783,400    $       (5,181,960)
                                                               ========================================

*   Net of foreign tax withholding                             $                -    $           10,803
                                                               ========================================

                 see accompanying notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended June 30, 2004, and December 31, 2003

                                                                         FIRSTHAND TECHNOLOGY
                                                                              VALUE FUND
                                                                   SIX MONTHS
                                                                      ENDED                 YEAR
                                                                     6/30/04                ENDED
                                                                   (UNAUDITED)            12/31/03
-------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
    Net investment loss                                        $       (5,133,989)   $      (11,096,461)
    Net realized losses from security transactions
        and foreign currency                                         (157,399,937)         (350,024,846)
    Net change in unrealized appreciation
        on investments                                                112,872,372           718,573,278
                                                               ----------------------------------------
    Net increase (decrease) in net assets
        from operations                                               (49,661,554)          357,451,971
                                                               ----------------------------------------

FROM CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares sold                                          68,482,631           255,958,697(B)
    Payments for shares redeemed                                     (194,045,579)         (228,652,238)(A),(B)
                                                               ----------------------------------------
    Net increase (decrease) in net assets from
        capital share transactions                                   (125,562,948)           27,306,459
                                                               ----------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                              (175,224,502)          384,758,430

NET ASSETS:
    Beginning of period                                               877,438,946           492,680,516
                                                               ----------------------------------------
    End of period                                              $      702,214,444    $      877,438,946
                                                               ========================================

UNDISTRIBUTED NET INVESTMENT INCOME:                           $       (5,133,989)   $                -
                                                               ========================================

CAPITAL SHARE ACTIVITY:
    Shares sold                                                         2,130,681             9,387,545(B)
    Shares redeemed                                                    (6,269,508)           (8,835,656)(B)
                                                               ----------------------------------------
    Net increase (decrease) in shares outstanding                      (4,138,827)              551,889
    Shares outstanding, beginning of period                            27,791,452            27,239,563
                                                               ----------------------------------------
    Shares outstanding, end of period                                  23,652,625            27,791,452
                                                               ========================================

(A) Net of redemption fees of $82,976.
(B) See Note 5 of notes to financial statements.

                 see accompanying notes to financial statements

                                                                         FIRSTHAND TECHNOLOGY
                                                                             LEADERS FUND
                                                                   SIX MONTHS
                                                                      ENDED                 YEAR
                                                                     6/30/04                ENDED
                                                                   (UNAUDITED)            12/31/03
-------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
    Net investment loss                                        $       (1,269,451)   $       (2,147,781)
    Net realized gains (losses) from security transactions
        and foreign currency                                            2,997,078           (60,900,509)
    Net change in unrealized appreciation
        (depreciation) on investments                                  (8,056,671)          125,196,291
                                                               ----------------------------------------
    Net increase (decrease) in net assets
        from operations                                                (6,329,044)           62,148,001
                                                               ----------------------------------------

FROM CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares sold                                           5,868,970            24,579,927
    Payments for shares redeemed                                      (24,716,196)          (35,578,744)(A)
                                                               ----------------------------------------
    Net decrease in net assets from
        capital share transactions                                    (18,847,226)          (10,998,817)
                                                               ----------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                               (25,176,270)           51,149,184

NET ASSETS:
    Beginning of period                                               156,141,669           104,992,485
                                                               ----------------------------------------
    End of period                                              $      130,965,399    $      156,141,669
                                                               ========================================

UNDISTRIBUTED NET INVESTMENT INCOME:                           $       (1,269,451)   $                -
                                                               ========================================

CAPITAL SHARE ACTIVITY:
    Shares sold                                                           335,111             1,727,472
    Shares redeemed                                                    (1,449,058)           (2,526,281)
                                                               ----------------------------------------
    Net decrease in shares outstanding                                 (1,113,947)             (798,809)
    Shares outstanding, beginning of period                             9,061,760             9,860,569
                                                               ----------------------------------------
    Shares outstanding, end of period                                   7,947,813             9,061,760
                                                               ========================================

(A) Net of redemption fees of $17,446.

                 see accompanying notes to financial statements

                                                                         FIRSTHAND TECHNOLOGY
                                                                           INNOVATORS FUND
                                                                   SIX MONTHS
                                                                      ENDED                 YEAR
                                                                     6/30/04                ENDED
                                                                   (UNAUDITED)            12/31/03
-------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
    Net investment loss                                        $         (688,088)   $       (1,269,468)
    Net realized losses from security transactions
        and foreign currency                                           (7,772,012)          (49,128,316)
    Net change in unrealized appreciation
        on investments                                                  1,973,707            83,337,829
                                                               ----------------------------------------
    Net increase (decrease) in net assets from
        operations                                                     (6,486,393)           32,940,045
                                                               ----------------------------------------

FROM CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares sold                                          14,468,485            18,073,624
    Payments for shares redeemed                                      (28,501,696)          (25,530,349)(A)
                                                               ----------------------------------------
    Net decrease in net assets from capital
        share transactions                                            (14,033,211)           (7,456,725)
                                                               ----------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                               (20,519,604)           25,483,320

NET ASSETS:
    Beginning of period                                                88,104,743            62,621,423
                                                               ----------------------------------------
    End of period                                              $       67,585,139    $       88,104,743
                                                               ========================================

UNDISTRIBUTED NET INVESTMENT INCOME                            $         (688,088)   $                -
                                                               ========================================

CAPITAL SHARE ACTIVITY:
    Shares sold                                                         1,202,254             1,778,585
    Shares redeemed                                                    (2,454,604)           (2,602,998)
                                                               ----------------------------------------
    Net decrease in shares outstanding                                 (1,252,350)             (824,413)
    Shares outstanding, beginning of period                             7,619,910             8,444,323
                                                               ----------------------------------------
    Shares outstanding, end of period                                   6,367,560             7,619,910
                                                               ========================================

(A) Net of redemption fees of $24,200.

                 see accompanying notes to financial statements

                                                                              FIRSTHAND
                                                                           e-COMMERCE FUND
                                                                   SIX MONTHS
                                                                      ENDED                 YEAR
                                                                     6/30/04                ENDED
                                                                   (UNAUDITED)            12/31/03
-------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
    Net investment loss                                        $         (603,480)   $       (1,027,927)
    Net realized gains (losses) from security transactions
        and foreign currency                                            2,667,397            (6,028,799)
    Net change in unrealized appreciation on investments
        and foreign currency                                              719,483            30,614,322
                                                               ----------------------------------------
    Net increase in net assets from
        operations                                                      2,783,400            23,557,596
                                                               ----------------------------------------

FROM CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares sold                                           8,162,172            11,440,088
    Payments for shares redeemed                                      (15,356,557)          (20,434,064)(A)
                                                               ----------------------------------------
    Net decrease in net assets
        from capital share transactions                                (7,194,385)           (8,993,976)
                                                               ----------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                (4,410,985)           14,563,620

NET ASSETS:
    Beginning of period                                                66,397,911            51,834,291
                                                               ----------------------------------------
    End of period                                              $       61,986,926    $       66,397,911
                                                               ========================================

UNDISTRIBUTED NET INVESTMENT INCOME:                           $         (603,480)   $                -
                                                               ========================================

CAPITAL SHARE ACTIVITY:
    Shares sold                                                         2,596,500             4,320,048
    Shares redeemed                                                    (4,934,839)           (7,623,899)
                                                               ----------------------------------------
    Net decrease in shares outstanding                                 (2,338,339)           (3,303,851)
    Shares outstanding, beginning of period                            21,668,992            24,972,843
                                                               ----------------------------------------
    Shares outstanding, end of period                                  19,330,653            21,668,992
                                                               ========================================

(A) Net of redemption fees of $7,309

                 see accompanying notes to financial statements

                                                                           FIRSTHAND GLOBAL
                                                                           TECHNOLOGY FUND
                                                                   SIX MONTHS
                                                                      ENDED                 YEAR
                                                                     6/30/04                ENDED
                                                                   (UNAUDITED)            12/31/03
-------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
    Net investment loss                                        $         (442,010)   $         (664,664)
    Net realized gains (losses) from security transactions
        and foreign currency                                            1,033,862            (8,818,502)
    Net change in unrealized appreciation (depreciation) on
        investments and foreign currency                               (5,773,812)           30,956,070
                                                               ----------------------------------------
    Net increase (decrease) in net assets from
        operations                                                     (5,181,960)           21,472,904
                                                               ----------------------------------------

FROM CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares sold                                          22,281,425            46,141,349
    Payments for shares redeemed                                      (29,616,798)          (30,500,852)(A)
                                                               ----------------------------------------
    Net increase (decrease) in net assets
        from capital share transactions                                (7,335,373)           15,640,497
                                                               ----------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                               (12,517,333)           37,113,401

NET ASSETS:
    Beginning of period                                                57,337,968            20,224,567
                                                               ----------------------------------------
    End of period                                              $       44,820,635    $       57,337,968
                                                               ========================================

UNDISTRIBUTED NET INVESTMENT INCOME:                           $         (442,010)   $                -
                                                               ========================================

CAPITAL SHARE ACTIVITY:
    Shares sold                                                         4,861,256            11,641,914
    Shares redeemed                                                    (6,620,607)           (7,553,371)
                                                               ----------------------------------------
    Net increase (decrease) in shares outstanding                      (1,759,351)            4,088,543
    Shares outstanding, beginning of period                            12,429,897             8,341,354
                                                               ----------------------------------------
    Shares outstanding, end of period                                  10,670,546            12,429,897
                                                               ========================================

(A) Net of redemption fees of $1,216.

                 see accompanying notes to financial statements

FIRSTHAND TECHNOLOGY VALUE FUND
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a share outstanding throughout each period

                                          SIX MONTHS
                                             ENDED           YEAR         YEAR         YEAR          YEAR          YEAR
                                            6/30/04          ENDED        ENDED        ENDED         ENDED         ENDED
                                          (UNAUDITED)      12/31/03     12/31/02     12/31/01      12/31/00      12/31/99
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of
    period                                 $  31.57        $  18.09     $  41.25     $   74.33     $   90.52     $   32.24
                                           -------------------------------------------------------------------------------
Income from investment operations:
    Net investment loss                       (0.22)          (0.40)       (0.46)        (0.65)        (1.14)        (0.35)
    Net realized and unrealized
        gains (losses) on investments         (1.66)          13.88       (22.72)       (32.16)        (7.29)        61.36
                                           -------------------------------------------------------------------------------
Total from investment operations              (1.88)          13.48       (23.18)       (32.81)        (8.43)        61.01
                                           -------------------------------------------------------------------------------
Less distributions:
    Dividends from net investment
        income                                    -               -            -             -             -             -
    Distributions from net realized
        gains                                     -               -            -         (0.38)        (7.86)        (2.71)
    Distributions in excess of net
        realized gains                            -               -            -             -             -         (0.02)
                                           -------------------------------------------------------------------------------
Total distributions                               -               -            -         (0.38)        (7.86)        (2.73)
                                           -------------------------------------------------------------------------------

Paid-in-capital from redemption
    fees (Note 2)                                 -            0.00(A)      0.02          0.11          0.10             -
                                           -------------------------------------------------------------------------------

Net asset value at end of period           $  29.69        $  31.57     $  18.09     $   41.25     $   74.33     $   90.52
                                           ===============================================================================

Total return                                  (5.96%)(B)      74.52%      (56.15%)      (44.00%)       (9.97%)      190.40%
                                           ===============================================================================

Net assets at end of period (millions)     $  702.2        $  877.4     $  492.7     $ 1,449.9     $ 3,030.8     $ 1,355.6
                                           ===============================================================================

Ratio of expenses to average net assets        1.89%(C)        1.90%        1.89%         1.84%         1.83%         1.91%

Ratio of net investment loss to
    average net assets                        (1.30%)(C)      (1.64%)      (1.56%)       (1.20%)       (1.29%)       (1.27%)

Portfolio turnover rate                           9%(B)          38%          44%           57%           59%           41%

(A) Amount is less than $0.01.
(B) Not annualized.
(C) Annualized.

                 see accompanying notes to financial statements

FIRSTHAND TECHNOLOGY LEADERS FUND
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a share outstanding throughout each period

                                          SIX MONTHS
                                             ENDED           YEAR         YEAR         YEAR          YEAR          YEAR
                                            6/30/04          ENDED        ENDED        ENDED         ENDED         ENDED
                                          (UNAUDITED)      12/31/03     12/31/02     12/31/01      12/31/00      12/31/99
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of
    period                                 $  17.23        $  10.65     $  18.86     $   33.84     $   44.68     $   17.94
                                           -------------------------------------------------------------------------------

Income from investment operations:
    Net investment loss                       (0.16)          (0.24)       (0.26)        (0.41)        (0.67)        (0.17)
    Net realized and unrealized
        gains (losses) on investments         (0.59)           6.82        (7.96)       (14.62)       (10.19)        27.40
                                           -------------------------------------------------------------------------------
Total from investment operations              (0.75)           6.58        (8.22)       (15.03)       (10.86)        27.23
                                           -------------------------------------------------------------------------------
Less distributions:
    Dividends from net investment
        income                                    -               -            -             -             -             -
    Distributions from net
        realized gains                            -               -            -             -         (0.01)        (0.49)
    Distributions in excess of net
        realized gains                            -               -            -             -             -             -
                                           -------------------------------------------------------------------------------
Total distributions                               -               -            -             -         (0.01)        (0.49)
                                           -------------------------------------------------------------------------------

Paid-in-capital from redemption
    fees (Note 2)                                 -            0.00(A)      0.01          0.05          0.03             -
                                           -------------------------------------------------------------------------------

Net asset value at end of period           $  16.48        $  17.23     $  10.65     $   18.86     $   33.84     $   44.68
                                           ===============================================================================

Total return                                  (4.35%)(B)      61.78%      (43.53%)      (44.27%)      (24.23%)      152.58%
                                           ===============================================================================

Net assets at end of period (millions)     $  131.0        $  156.1     $  105.0     $   241.3     $   517.2     $   395.6
                                           ===============================================================================

Ratio of expenses to average net assets        1.95%(C)        1.95%        1.95%         1.93%         1.90%         1.94%

Ratio of net investment loss to average
    net assets                                (1.76%)(C)      (1.65%)      (1.63%)       (1.54%)       (1.44%)       (1.27%)

Portfolio turnover rate                          14%(B)          28%          46%           44%           35%           16%

(A) Amount is less than $0.01.
(B) Not annualized.
(C) Annualized.

                 see accompanying notes to financial statements

FIRSTHAND TECHNOLOGY INNOVATORS FUND
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a share outstanding throughout each period

                                          SIX MONTHS
                                             ENDED           YEAR         YEAR         YEAR          YEAR          YEAR
                                            6/30/04          ENDED        ENDED        ENDED         ENDED         ENDED
                                          (UNAUDITED)      12/31/03     12/31/02     12/31/01      12/31/00      12/31/99
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of
    period                                 $  11.56        $   7.42     $  16.40     $   23.13     $   49.36     $   16.01
                                           -------------------------------------------------------------------------------

Income from investment operations:
    Net investment loss                       (0.11)          (0.17)       (0.20)        (0.24)        (0.85)        (0.06)
    Net realized and unrealized
        gains (losses) on investments         (0.84)           4.31        (8.80)        (6.51)       (16.84)        33.98
                                           -------------------------------------------------------------------------------
Total from investment operations              (0.95)           4.14        (9.00)        (6.75)       (17.69)        33.92
                                           -------------------------------------------------------------------------------
Less distributions:
    Distributions from net investment
        income                                    -               -            -             -             -             -
    Distributions from net
        realized gains                            -               -            -             -         (8.55)        (0.57)
    Distributions in excess of net
        realized gains                            -               -            -             -             -             -
                                           -------------------------------------------------------------------------------
Total distributions                               -               -            -             -         (8.55)        (0.57)
                                           -------------------------------------------------------------------------------

Paid-in-capital from redemption
    fees (Note 2)                                 -            0.00(A)      0.02          0.02          0.01             -
                                           -------------------------------------------------------------------------------

Net asset value at end of period           $  10.61        $  11.56     $   7.42     $   16.40     $   23.13     $   49.36
                                           ===============================================================================

Total return                                  (8.22%)(B)      55.80%      (54.76%)      (29.10%)      (37.94%)      212.34%
                                           ===============================================================================

Net assets at end of period (millions)     $   67.6        $   88.1     $   62.6     $   204.9     $   300.4     $   603.9
                                           ===============================================================================

Ratio of expenses to average net assets        1.95%(C)        1.95%        1.95%         1.94%         1.90%         1.93%

Ratio of net investment loss to average
    net assets                                (1.68%)(C)      (1.67%)      (1.66%)       (1.43%)       (1.51%)       (0.59%)

Portfolio turnover rate                          30%(B)          64%          53%           63%           89%           44%

(A) Amount is less than $0.01.
(B) Not annualized.
(C) Annualized.

                 see accompanying notes to financial statements

FIRSTHAND e-COMMERCE FUND
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a share outstanding throughout each period

                                          SIX MONTHS
                                             ENDED           YEAR         YEAR         YEAR          YEAR          YEAR
                                            6/30/04          ENDED        ENDED        ENDED         ENDED         ENDED
                                          (UNAUDITED)      12/31/03     12/31/02     12/31/01      12/31/00     12/31/99(A)
---------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of
    period                                 $   3.06        $   2.08     $   3.33     $    6.63     $   14.86     $   10.00
                                           -------------------------------------------------------------------------------

Income from investment operations:
    Net investment income (loss)              (0.03)          (0.05)       (0.04)        (0.04)        (0.21)         0.00(B)
    Net realized and unrealized
        gains (losses) on investments          0.18            1.03        (1.21)        (3.26)        (7.99)         4.86
                                           -------------------------------------------------------------------------------
Total from investment operations               0.15            0.98        (1.25)        (3.30)        (8.20)         4.86
                                           -------------------------------------------------------------------------------
Less distributions:
    Dividends from net investment
        income                                    -               -            -             -         (0.00)(B)         -
    Distributions from net
        realized gains                            -               -            -             -         (0.05)            -
    Distributions in excess of net
        realized gains                            -               -            -             -             -             -
                                           -------------------------------------------------------------------------------
Total distributions                               -               -            -             -         (0.05)            -
                                           -------------------------------------------------------------------------------

Paid-in-capital from redemption
    fees (Note 2)                                 -            0.00(B)      0.00(B)       0.00(B)       0.02             -
                                           -------------------------------------------------------------------------------

Net asset value at end of period           $   3.21        $   3.06     $   2.08     $    3.33     $    6.63     $   14.86
                                           ===============================================================================

Total return                                   4.90%(C)       47.12%      (37.54%)      (49.77%)      (55.08%)       48.60%(C)
                                           ===============================================================================

Net assets at end of period (millions)     $   62.0        $   66.4     $   51.8     $    99.5     $   216.5     $   298.7
                                           ===============================================================================

Ratio of expenses to average net assets        1.95%(D)        1.95%        1.95%         1.95%         1.92%         1.95%(D)

Ratio of net investment income (loss) to
    average net assets                        (1.91%)(D)      (1.72%)      (1.69%)       (1.13%)       (1.44%)        0.05%(D)

Portfolio turnover rate                          13%(C)          46%          61%           67%           73%            0%(C)

(A) Represents the period from the commencement of operations (September 30, 1999) through December 31, 1999.
(B) Amount is less than $0.01.
(C) Not annualized.
(D) Annualized.

                 see accompanying notes to financial statements

FIRSTHAND GLOBAL TECHNOLOGY FUND
FINANCIAL HIGHLIGHTS

Selected per share data and ratios for a share outstanding throughout each period

                                           SIX MONTHS
                                              ENDED              YEAR            YEAR            YEAR           PERIOD
                                             6/30/04             ENDED           ENDED           ENDED          ENDED
                                           (UNAUDITED)          12/31/03        12/31/02        12/31/01      12/31/00 (A)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of
    period                                 $       4.61       $       2.42    $       5.14    $       8.75    $      10.00
                                           -------------------------------------------------------------------------------
Income from investment operations:
    Net investment income (loss)                  (0.04)             (0.05)          (0.07)          (0.07)           0.04
    Net realized and unrealized
      gains (losses) on investments               (0.37)              2.24           (2.65)          (3.57)          (1.28)
                                           -------------------------------------------------------------------------------
Total from investment operations                  (0.41)              2.19           (2.72)          (3.64)          (1.24)
                                           -------------------------------------------------------------------------------
Less distributions:
    Dividends from net investment
      income                                          -                  -               -               -           (0.03)
    Distributions from net realized
      gains                                           -                  -               -               -               -
    Distributions in excess of net
      realized gains                                  -                  -               -               -               -
                                           -------------------------------------------------------------------------------
Total distributions                                   -                  -               -               -           (0.03)
                                           -------------------------------------------------------------------------------
Paid-in-capital from redemption
    fees (Note 2)                                     -               0.00 (B)        0.00 (B)        0.03            0.02
                                           -------------------------------------------------------------------------------
Net asset value at end of period           $       4.20       $       4.61    $       2.42    $       5.14    $       8.75
                                           ===============================================================================
Total return                                      (8.89%) (C)        90.50%         (52.92%)        (41.26%)        (12.18%) (C)
                                           ===============================================================================

Net assets at end of period (millions)     $       44.8       $       57.3    $       20.2    $       53.0    $      125.3
                                           ===============================================================================

Ratio of expenses to average
    net assets                                     1.95%(D)           1.95%           1.95%           1.95%           1.95% (D)

Ratio of net investment income
    (loss) to average net assets                  (1.66%)(D)         (1.77%)         (1.73%)         (0.95%)          1.66% (D)

Portfolio turnover rate                               8% (C)            50%             26%             67%              0% (C)

9. (A) Represents the period from the commencement of operations (September 29, 2000) through December 31, 2000.
    (B) Amount is less than $0.01.
    (C) Not annualized.
    (D) Annualized.

                 see accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (unaudited)

1.  ORGANIZATION

Each of Firsthand Technology Value Fund, Firsthand Technology Leaders Fund, Firsthand Technology Innovators Fund, Firsthand e-Commerce Fund, and Firsthand Global Technology Fund (the "Funds") is a non-diversified series of Firsthand Funds (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust, a Delaware statutory trust, was organized on November 8, 1993. The inception date for each Fund (the date on which a net asset value was first determined for that Fund) is as follows:

        FUND                                        INCEPTION DATE

        Firsthand Technology Value Fund             May 20, 1994*
        Firsthand Technology Leaders Fund           December 10, 1997
        Firsthand Technology Innovators Fund        May 20, 1998
        Firsthand e-Commerce Fund                   September 30, 1999
        Firsthand Global Technology Fund            September 29, 2000

* Firsthand Technology Value Fund Investor Class commenced operations on May 20, 1994; the SEC effective date for the Investor Class is December 15, 1994. Each Fund currently offers one class of shares - Investor Class shares.

Each Fund's investment objective is long-term growth of capital.

Firsthand Technology Value Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in high-technology companies that Firsthand Capital Management, Inc. (the "Investment Adviser") believes are undervalued and have potential for capital appreciation.

Firsthand Technology Leaders Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in high-technology companies that the Investment Adviser believes hold dominant competitive positions in high-growth industries.

Firsthand Technology Innovators Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in high-technology companies that the Investment Adviser considers to be best positioned to introduce "breakthrough" products in the fastest-growing markets in the technology sector.

Firsthand e-Commerce Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in equity securities of companies that provide the products, services, and technologies to facilitate the growth of electronic commerce.

Firsthand Global Technology Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in high-technology companies, both domestic and foreign, that the Investment Adviser considers best positioned to benefit significantly from the adoption of new technologies worldwide.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds' significant accounting policies:

SECURITIES VALUATION--A Fund's portfolio of securities is valued as follows:

1. Securities traded on stock exchanges, or quoted by Nasdaq, are valued according to the Nasdaq official closing price, if applicable, or at their last reported sale price as of the close of trading on the New York Stock Exchange ("NYSE") (normally 4:00 P.M. Eastern Time). If a security is not traded that day, the security will be valued at its most recent bid price.

2. Securities traded in the over-the-counter market, but not quoted by Nasdaq, are valued at the last sale price (or, if the last sale price is not readily available, at the most recent closing bid price as quoted by brokers that make markets in the securities) at the close of trading on the NYSE.

3. Securities traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market.

4. Securities and other assets that do not have market quotations readily available are valued at their fair value as determined in good faith using procedures established by the Board of Trustees.

SHARE VALUATION--The net asset value ("NAV") per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. A Fund's shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share of each Fund is equal to a Fund's net asset value per share. Prior to April 30, 2003, the Investor Class shares of each Fund were charged a 2% redemption fee on shares redeemed or exchanged within 180 days of purchase. These fees were deducted from the redemption proceeds otherwise payable to the shareholder. Each Fund retained the fee charged as paid-in capital and such fees became part of that Fund's daily NAV calculation.

REPURCHASE AGREEMENTS--Repurchase agreements, which must be secured with collateral of a credit quality at least equal to a Fund's investment criteria for its portfolio securities, are valued at cost, which, together with accrued interest, approximates market value. At the time a Fund enters into a repurchase agreement, the value of the underlying securities, including accrued interest, will equal or exceed the value of the repurchase agreement, and in the case of a repurchase agreement exceeding one day, the seller will agree that the value of the underlying securities, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. In the event of a bankruptcy or other default by the seller of a repurchase agreement, a Fund could experience delays in liquidating the underlying securities and losses.

INVESTMENT INCOME--Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized over the lives of the respective securities.

LOANS OF PORTFOLIO SECURITIES--Each Fund may lend its portfolio securities to banks, brokers, and dealers. Lending portfolio securities exposes a Fund to risks such as (i) the borrower may fail to return the loaned securities, (ii) the borrower may not be able to provide additional collateral, or (iii) a Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral, marked to market daily, in the form of cash and/or U.S. government obligations, with the Funds' custodian in an amount equal to or greater than the market value of the loaned securities. Each Fund will limit loans of its portfolio securities to no more than 30% of its total assets.

At June 30, 2004, Firsthand Technology Value Fund, Firsthand Technology Leaders Fund, Firsthand Technology Innovators Fund, Firsthand e-Commerce Fund, and Firsthand Global Technology Fund did not have any securities on loan to brokers

FOREIGN SECURITIES--Each Fund may invest in companies that trade on U.S. exchanges as American Depositary Receipts ("ADRs"), on foreign exchanges, or on foreign over-the-counter markets. Investing in the securities of foreign companies exposes your investment in a Fund to risk. Foreign stock markets tend to be more volatile than the U.S. market due to economic and/or political instability and the regulatory conditions in some countries. In addition, some of the securities in which the Fund may invest may be denominated in foreign currencies, the value of which may decline against the U.S. dollar. An investment in foreign securities may be subject to high levels of foreign taxation, including foreign taxes withheld at the source.

OPTIONS--The Funds (other than Firsthand Technology Value Fund) may purchase put and call options to attempt to provide protection against adverse price effects from anticipated changes in prevailing prices of securities or stock indices. The purchase of a put option generally protects the value of portfolio holdings in a falling market, while the purchase of a call option generally protects cash reserves from a failure to participate in a rising market. In purchasing a call option, a Fund would realize a gain if, during the option period, the price of the security or stock index increased by an amount greater than the premium paid. A Fund would realize a loss if the price of the security or stock index decreased, remained the same, or did not increase during the period by more than the amount of the premium. If an option purchased by a Fund expires unexercised, the Fund will lose the premium it paid, which would represent a realized loss to the Fund. When writing call options, a Fund is required to own the underlying financial instrument or segregate with its custodian cash and/or liquid securities to meet its obligations under written calls. By so doing, a Fund's ability to meet current obligations, to honor redemptions, or to achieve its investment objective may be impaired.

DISTRIBUTIONS TO SHAREHOLDERS--Each Fund expects to distribute its net investment income and net realized gains, if any, annually. Distributions from net investment income and capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

SECURITY TRANSACTIONS--Security transactions are accounted for on the trade date. Securities sold are valued on a specific identification basis.

ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAX--Each Fund has elected, and intends to qualify annually, for the special tax treatment afforded regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"). As provided in the Code, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

To avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts, if any, from prior years.

The following information is based upon the federal income tax cost of portfolio investments as of June 30, 2004.

                                              FIRSTHAND         FIRSTHAND          FIRSTHAND                          FIRSTHAND
                                              TECHNOLOGY        TECHNOLOGY         TECHNOOGY         FIRSTHAND          GLOBAL
                                                VALUE            LEADERS           INNOVATORS        e-COMMERCE       TECHNOLOGY
                                                FUND               FUND               FUND              FUND             FUND
----------------------------------------------------------------------------------------------------------------------------------
Gross unrealized
 appreciation                              $   124,099,835   $    23,054,863   $     8,526,941   $    19,800,812   $    10,009,387

Gross unrealized
 depreciation                                 (640,601,969)      (40,692,617)      (30,827,849)      (10,898,876)       (8,205,863)
                                           ---------------------------------------------------------------------------------------
Net unrealized
 appreciation
 (depreciation)                            $  (516,502,134)  $   (17,637,754)  $   (22,300,908)  $     8,901,936   $     1,803,524
                                           =======================================================================================
Federal income
 tax cost                                  $ 1,218,410,148   $   148,210,047   $    89,919,532   $    53,486,257   $    42,697,996
                                           =======================================================================================

The difference between the acquisition cost and the federal income tax cost of portfolio investments is due to certain timing differences in the recognition of capital losses under accounting principles generally accepted in the United States and income tax regulations. As of December 31, 2003, the Funds had capital loss carryforwards for federal income tax purposes as follows:

                                            TOTAL CAPITAL
                                                LOSS
                                             CARRYFORWARD     EXPIRING 2008     EXPIRING 2009     EXPIRING 2010     EXPIRING 2011
----------------------------------------------------------------------------------------------------------------------------------
Firsthand Technology
 Value Fund                                $ 2,057,175,007   $             -   $ 1,092,189,416   $   634,016,220   $   330,969,371

Firsthand Technology
 Leaders Fund                                  305,199,347         7,699,026       134,863,157       109,312,900        53,324,264

Firsthand Technology
 Innovators Fund                               344,056,405                 -       195,444,987        87,067,727        61,543,691

Firsthand e-Commerce
 Fund                                          412,397,779                 -       265,070,969       141,312,315         6,014,495

Firsthand Global
 Technology Fund                                79,375,459                 -        50,042,299        13,149,532        16,183,628

For Firsthand Technology Value Fund, $7,924,308 of the $1,092,189,416 capital loss carryforward expiring in 2009 was acquired in the reorganization with Firsthand Communications Fund. Firsthand Technology Value Fund, Firsthand Technology Leaders Fund, Firsthand Technology Innovators Fund, Firsthand e-Commerce Fund, and Firsthand Global Technology Fund realized net capital losses of $91,090,689, $23,131,791, $0, $0, and $63,691, respectively, during the period from November 1, 2003, through December 31, 2003, which are treated for federal income tax purposes as arising in the tax year ending December 31, 2004.

3.  INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) were as follows for the period ended June 30,2004.

                                              FIRSTHAND        FIRSTHAND          FIRSTHAND                          FIRSTHAND
                                              TECHNOLOGY       TECHNOLOGY         TECHNOOGY        FIRSTHAND           GLOBAL
                                                VALUE           LEADERS           INNOVATORS       e-COMMERCE        TECHNOLOGY
                                                FUND             FUND                FUND            FUND               FUND
----------------------------------------------------------------------------------------------------------------------------------
Purchase of
 investment
 securities                                $    68,743,339   $    19,351,943   $    23,342,479   $     8,294,776   $     4,168,974
                                           =======================================================================================
Proceeds from sales
 and maturities of
 investment securities                     $   193,164,788   $    39,469,976   $    36,303,746   $    16,583,356   $    11,276,247
                                           =======================================================================================

4.  INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS

Certain trustees and officers of the Trust are also officers of the Investment Adviser, or State Street Bank and Trust Company ("State Street"), which is the sub-administrator, shareholder servicing and transfer agent, investment accounting agent, and custodian for the Trust.

INVESTMENT ADVISORY AGREEMENT

Each Fund's investments are managed by the Investment Adviser pursuant to the terms of an Investment Advisory Agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Investment Adviser provides each Fund with investment research, advice, management, and supervision and manages the investment and reinvestment of assets of each Fund consistent with each Fund's investment objectives, policies, and limitations. The Investment Adviser is responsible for
(i) compensation of any of the Fund's trustees, officers, and employees who are interested persons of the Investment Adviser; and (ii) compensation of the Investment Adviser's personnel and other expenses incurred in connection with the provision of portfolio management services under the Advisory Agreement.

For the services it provides under the Advisory Agreement, the Investment Adviser receives from each Fund, on a monthly basis, an advisory fee at the annual rate of 1.50% of its average daily net assets. The Advisory Agreement requires the Investment Adviser to waive fees and, if necessary, to reimburse expenses of each such Fund to the extent necessary to limit a Fund's total operating expenses to 1.95% of its average net assets up to $200 million, 1.90% of such assets from $200 million to $500 million, 1.85% of such assets from $500 million to $1 billion, and 1.80% of such assets in excess of $1 billion.

ADMINISTRATION AGREEMENT

The Trust has entered into a separate Administration Agreement with the Investment Adviser. The agreement obligates the Investment Adviser to provide administrative and general supervisory services to each Fund (the
"Administration Agreement").

Under the Administration Agreement, the Investment Adviser renders supervisory and corporate administrative services to the Trust, as well as oversees the maintenance of all books and records with respect to each Fund's securities transactions and each Fund's book of accounts in accordance with all applicable federal and state laws and regulations. The Investment Adviser also arranges for the preservation of journals, ledgers, corporate documents, brokerage account records, and other records as required by the 1940 Act.

The Investment Adviser is responsible for the equipment, staff, office space, and facilities necessary to perform its obligations under the Administration Agreement. Under the Administration Agreement, the Investment Adviser has assumed responsibility for payment of all of each Fund's operating expenses excluding independent trustees' compensation; brokerage and commission expenses; fees payable under "Rule 12b-1 plans", if any, and shareholder servicing plans, if any; litigation costs; and any extraordinary and non-recurring expenses.

For the services it provides under the Administration Agreement, the Investment Adviser receives a fee from each Fund at the annual rate of 0.45% of its average daily net assets up to $200 million, 0.40% of such assets from $200 million to $500 million, 0.35% of such assets from $500 million to $1 billion, and 0.30% of such assets in excess of $1 billion.

The Investment Adviser has entered into a Sub-Administration Agreement with State Street. Under this agreement, the Investment Adviser (not the Funds) pays to State Street the fees for the administrative services provided by State Street.

5.  CAPITAL SHARES

Capital share transactions for Firsthand Technology Value Fund for the period ended December 31, 2003, are noted below:

                                               INVESTOR CLASS                       ADVISOR CLASS
                                          SHARES            AMOUNT              SHARES         AMOUNT
-----------------------------------------------------------------------------------------------------------
Shares sold                                 9,387,545   $   255,958,697                 -   $             -

Shares redeemed                            (8,835,652)     (228,652,163)           (4.486)           (75.18)
                                      ---------------------------------------------------------------------
Net increase (decrease)
 from capital share transactions              551,893   $    27,306,534            (4.486)  $        (75.18)
                                      =====================================================================

6.  DEFERRED COMPENSATION AGREEMENT WITH TRUSTEES

During the fiscal year ended December 31, 2000, the Trust entered into a deferred compensation agreement with the independent trustees of the Trust.

Under the deferred compensation agreement, each independent trustee may elect to defer some or all of his trustee fees. Each independent trustee is paid an annual retainer of $24,000, $6,000 for each regular meeting attended in person, and $1,000 for each special meeting attended. Deferred fees may be deemed invested in the Firsthand Funds selected by each independent trustee on a tax-deferred basis and deferred fees (and the income, gains, and losses credited during the deferral period) are payable at least two years after deferral date. Upon payment of any deferred fees (and the income, gains, and losses credited during the deferral period), each Fund will expense its pro rata share of those fees.

7.  INVESTMENTS IN AFFILIATES AND RESTRICTED SECURITIES

Affiliated issuers, as defined by the 1940 Act, are those in which a Fund's holdings represent 5% or more of the outstanding voting securities of the issuer. A summary of each Fund's investments in affiliates, if any, for the period ended June 30, 2004, is noted below:

                                                   SHARE ACTIVITY
                                  --------------------------------------------------
                                    BALANCE                                BALANCE     REALIZED       VALUE         ACQUISITION
AFFILIATE                          12/31/03     PURCHASES      SALES       6/30/04      LOSS         6/30/04           COST
---------------------------------------------------------------------------------------------------------------------------------
FIRSTHAND TECHNOLOGY VALUE
FUND

Anaren, Inc.*                       1,211,900            -      100,000    1,111,900  $   183,833  $   18,168,446  $   17,837,394

Clarisay, Inc. Series B & C*        9,799,550            -            -    9,799,550            -               -       4,383,855

Clarisay, Inc. Warrants
 06/03/2005                           500,000            -            -      500,000            -               -               -

Clarisay, Inc. Warrants
 07/07/2005                           500,000            -            -      500,000            -               -               -

Clarisay, Inc. Warrants
 08/07/2005                           500,000            -            -      500,000            -               -               -

Clarisay, Inc. Warrants
 09/12/2005                           250,000            -            -      250,000            -               -               -

Clarisay, Inc. Warrants
 09/19/2005                           100,000            -            -      100,000            -               -               -

Clarisay, Inc. Warrants
 11/10/2005                           500,000            -            -      500,000            -               -               -

Clarisay, Inc. 8.00%
 06/03/2005                           500,000            -            -      500,000            -               -         500,000

                                                   SHARE ACTIVITY
                                  --------------------------------------------------
                                    BALANCE                                BALANCE     REALIZED       VALUE         ACQUISITION
AFFILIATE                          12/31/03     PURCHASES      SALES       6/30/04      LOSS         6/30/04           COST
---------------------------------------------------------------------------------------------------------------------------------
FIRSTHAND TECHNOLOGY VALUE
FUND (CONTINUED)

Clarisay, Inc. 8.00%
 07/07/2005                           500,000            -            -      500,000  $         -  $            -  $      500,000

Clarisay, Inc. 8.00%
 08/07/2005                           500,000            -            -      500,000            -               -         500,000

Clarisay, Inc. 8.00%
 09/12/2005                           250,000            -            -      250,000            -               -         250,000

Clarisay, Inc. 8.00%
 09/19/2005                           100,000            -            -      100,000            -               -         100,000

Clarisay, Inc. 8.00%
 11/10/2005                           500,000            -            -      500,000            -               -         500,000

Concord Communications, Inc.        1,189,300            -            -    1,189,300            -      13,569,913      47,259,501

Global Locate, Inc.
 Series A & C*                      7,142,007            -            -    7,142,007            -       8,794,209       6,144,355

Global Locate, Inc.
 Series C Warrants                    370,370            -            -      370,370            -           3,704               -

Global Locate, Inc. Series D                -      555,555            -      555,555            -         500,000         500,000

Global Locate, Inc. Warrants                -      111,111            -      111,111            -           1,111               -

Global Locate, Inc. Board
 Warrants                                   -       18,750            -       18,750            -              94               -

Global Locate, Inc.
 Common Stock Warrants                 75,000            -            -       75,000            -             375               -

Maple Optical Systems, Inc.
 Series A-1                        10,352,054            -            -   10,352,054            -               -       3,623,219

Silicon Genesis Corp. Series 1-E    4,071,226            -            -    4,071,226            -       4,315,500       4,315,500

Silicon Genesis Corp. Series 1-E
 Warrants                           1,257,859            -            -    1,257,859            -         334,339               -

Silicon Genesis Corp. Series 1-D      850,830**          -            -      850,830            -         749,751       4,315,500

Silicon Genesis Corp. Common
 Stock                                726,424**          -            -      726,424            -           7,264       3,684,494

Silicon Genesis Corp.
 Common Stock Warrants                 37,982            -            -       37,982            -              38               -

                                                     SHARE ACTIVITY
                                  --------------------------------------------------
                                    BALANCE                                BALANCE     REALIZED       VALUE         ACQUISITION
AFFILIATE                          12/31/03     PURCHASES      SALES       6/30/04      LOSS         6/30/04           COST
---------------------------------------------------------------------------------------------------------------------------------

FIRSTHAND TECHNOLOGY
VALUE FUND (CONTINUED)

Silicon Genesis Corp.
 Common Stock Warrants                 59,147**          -            -       59,147  $         -  $           59  $            -

Stratex Networks, Inc.              4,832,036            -            -    4,832,036            -      14,254,506      69,033,202

Zoran Corp.                         1,460,500            -      600,000      860,500    5,606,857      15,790,175       8,312,360

FIRSTHAND TECHNOLOGY
INNOVATORS FUND

Clarisay, Inc. Series B             2,861,519            -            -    2,861,519            -               -       2,618,290

Clarisay, Inc. Warrants
 05/08/2005                           500,000            -            -      500,000            -               -               -

Clarisay, Inc. Warrants
 09/19/2005                           150,000            -            -      150,000            -               -               -

Clarisay, Inc. Warrants
 10/10/2005                           500,000            -            -      500,000            -               -               -

Clarisay, Inc. Warrants
 12/31/2010                           109,290            -            -      109,290            -               -               -

Clarisay, Inc. 8.00%
 05/08/2005                           500,000            -            -      500,000            -               -         500,000

Clarisay, Inc. 8.00%
 09/19/2005                           150,000            -            -      150,000            -               -         150,000

Clarisay, Inc. 8.00%
 10/10/2005                           500,000            -            -      500,000            -               -         500,000

Innovion Corp. Series C             1,500,000            -            -    1,500,000            -       1,675,650       3,000,000

Innovion Corp. Warrants               602,577            -            -      602,577            -             603               -

Innovion Corp. 8.00%
 03/07/2005                           602,577            -            -      602,577            -         602,577         602,577

Maple Optical Systems, Inc.
 Series A-1                         9,647,945            -            -    9,647,945            -               -       3,376,781

                                                     SHARE ACTIVITY
                                  --------------------------------------------------
                                    BALANCE                                BALANCE     REALIZED       VALUE         ACQUISITION
AFFILIATE                          12/31/03     PURCHASES      SALES       6/30/04      LOSS         6/30/04           COST
---------------------------------------------------------------------------------------------------------------------------------
Silicon Genesis Corp.
 Common Stock                         102,135**          -            -      102,135  $         -  $        1,021  $    1,516,773

Silicon Genesis Corp.
 Series 1-C                            82,914**          -            -       82,914            -         300,779       1,731,250

Silicon Genesis Corp.
 Series 1-E                         1,633,254            -            -    1,633,254            -       1,731,249       1,731,249

Silicon Genesis Corp. Series 1-E
 Warrants                              94,339            -            -       94,339            -             944               -

* Amounts include shares from the merger of Firsthand Communications Fund into Firsthand Technology Value Fund.
** The beginning share balance is a result of a Silicon Genesis Corp. share restructure.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. A Fund may invest in restricted securities that are consistent with a Fund's investment objective and investment strategies. A Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% of the Fund's net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by a Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. As of June 30, 2004, the Funds were invested in the following restricted securities:

SECURITY                                       ACQUISITION DATE      SHARES          COST            VALUE         % NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
FIRSTHAND TECHNOLOGY VALUE FUND

AuthenTec, Inc. Series C P/S                    April 4, 2003          1,472,495  $      738,000  $    1,474,866            0.21%

AuthenTec, Inc. Series C
 (warrants)                                     April 4, 2003            392,665               -         196,497            0.03%

AuthenTec, Inc. Series D P/S                    June 14, 2004            290,958         290,958         290,958            0.04%

Caspian Networks, Inc.
 Series AAA P/S                               February 21, 2002        3,378,104       3,378,104          33,781            0.00%


Celox Networks, Inc.
 Series A-1 P/S                                August 23, 2002         1,000,000       1,200,000               -            0.00%

SECURITY                                       ACQUISITION DATE      SHARES          COST            VALUE         % NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------

FIRSTHAND TECHNOLOGY VALUE
FUND (CONTINUED)

Celox Networks, Inc. C/S                       April 17, 2001            138,121  $   14,999,941  $            -            0.00%

Celox Networks, Inc.
 Series A-1 (warrants)                         August 23, 2002           500,000               -               -            0.00%

Clarisay, Inc. Series B P/S                   January 24, 2001         2,605,306       2,383,855               -            0.00%

Clarisay, Inc. Series C P/S                    August 28, 2002         7,194,244       2,000,000               -            0.00%

Clarisay, Inc. 8.00%
 06/03/2005 C/N                                 June 3, 2003             500,000         500,000               -            0.00%

Clarisay, Inc. 8.00%
 07/07/2005 C/N                                 July 7, 2003             500,000         500,000               -            0.00%

Clarisay, Inc. 8.00%
 08/07/2005 C/N                                August 7, 2003            500,000         500,000               -            0.00%

Clarisay, Inc. 8.00%
 09/12/2005 C/N                              September 12, 2003          250,000         250,000               -            0.00%


Clarisay, Inc. 8.00%
 09/19/2005 C/N                              September 19, 2003          100,000         100,000               -            0.00%


Clarisay, Inc. 8.00%
 11/10/2005 C/N                               November 10, 2003          500,000         500,000               -            0.00%


Clarisay, Inc. (warrants)                       June 3, 2003             500,000               -               -            0.00%

Clarisay, Inc. (warrants)                       July 7, 2003             500,000               -               -            0.00%

Clarisay, Inc. (warrants)                      August 7, 2003            500,000               -               -            0.00%

Clarisay, Inc. (warrants)                    September 12, 2003          250,000               -               -            0.00%

Clarisay, Inc. (warrants)                    September 19, 2003          100,000               -               -            0.00%

Clarisay, Inc. (warrants)                     November 10, 2003          500,000               -               -            0.00%

Global Locate, Inc. Series A P/S               October 5, 2001         5,861,664       5,000,000       7,575,497            1.08%

Global Locate, Inc. Series A P/S               March 28, 2002            169,232         144,355         218,712            0.03%

Global Locate, Inc. Series C P/S                May 15, 2003           1,111,111       1,000,000       1,000,000            0.14%

Global Locate, Inc. Series D P/S                April 2, 2004            555,555         500,000         500,000            0.07%

SECURITY                                       ACQUISITION DATE      SHARES          COST            VALUE         % NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
FIRSTHAND TECHNOLOGY VALUE
FUND (CONTINUED)

Global Locate, Inc.
 Series C (warrants)                            May 15, 2003             370,370  $            -  $        3,704            0.00%

Global Locate, Inc. (warrants)                   May 4, 2004              18,750               -              94            0.00%

Global Locate, Inc.
 Common Stock (warrants)                      September 8, 2003           75,000               -             375            0.00%

Global Locate, Inc. (warrants)                  April 2, 2004            111,111               -           1,111            0.00%

IP Unity, Inc. Series C P/S                     July 27, 2001          1,104,265       1,987,677       1,747,389            0.25%

Luminous Networks, Inc. Series D P/S            May 31, 2001             868,710       1,816,299         937,642            0.13%

Luminous Networks, Inc. Series E P/S          October 16, 2003           434,724         184,410         184,410            0.03%

Luminous Networks, Inc.
 Series D (warrants)                          December 31, 2003          144,785               -               -            0.00%

Maple Optical Systems, Inc.
 Series A-1 P/S                                 July 31, 2002          5,714,285       2,000,000               -            0.00%

Maple Optical Systems, Inc.
 Series A-1 P/S                                August 9, 2001          4,637,769       1,623,219               -            0.00%

NanoMuscle, Inc. Series C P/S                  August 29, 2003         1,250,000       1,250,000       1,250,000            0.18%

NanoMuscle, Inc.
 (Anti-Dilution warrants)                      August 29, 2003                 1               -               -            0.00%

NanoMuscle, Inc.
 (Performance warrants)                        August 29, 2003                 1               -               -            0.00%

Polaris Networks, Inc.
 Series A P/S                                  November 16, 2001         297,848         297,848          33,835            0.00%

Polaris Networks, Inc.
 (warrants)                                    March 29, 2004             75,712               -              76            0.00%

Polaris Networks, Inc., Escrow 0.56%
 09/26/2004                                    March 29, 2004            100,961         100,961         100,961            0.01%

Polaris Networks, Inc. 10.00%
 09/26/2004 C/N                                April 12, 2004             50,475          50,475          50,475            0.01%

Silicon Genesis Corp.
 Series 1-D P/S                                April 30, 2002            850,830       4,315,500         749,751            0.11%

SECURITY                                       ACQUISITION DATE      SHARES          COST            VALUE         % NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------

Silicon Genesis Corp.
 Common Stock (warrants)                       April 30, 2002             59,147  $            -  $           59            0.00%

Silicon Genesis Corp.
 Series 1-E P/S                               November 4, 2003         4,071,226       4,315,500       4,315,500            0.61%

Silicon Genesis Corp.
 Series 1-E (warrants)                        October 31, 2003         1,257,859               -         334,339            0.05%

Silicon Genesis Corp.
 Common Stock (warrants)                      November 4, 2003            37,982               -              38            0.00%

Silicon Genesis Corp. C/S                      April 30, 2002            726,424       3,684,494           7,264            0.00%

FIRSTHAND TECHNOLOGY
INNOVATORS FUND

AuthenTec, Inc. Series C P/S                    April 4, 2003            736,248         369,000         737,433            1.09%

AuthenTec, Inc. Series C
 (warrants)                                     April 4, 2003            196,333               -          98,249            0.15%

Clarisay, Inc. Series B P/S                   January 24, 2001         2,861,519       2,618,290               -            0.00%

Clarisay, Inc. 8.00%
 05/08/2005 C/N                                  May 8, 2003             500,000         500,000               -            0.00%

Clarisay, Inc. (warrants)                        May 8, 2003             500,000               -               -            0.00%

Clarisay, Inc. 8.00%
 09/19/2005 C/N                              September 19, 2003          150,000         150,000               -            0.00%

Clarisay, Inc. (warrants)                    September 19, 2003          150,000               -               -            0.00%

Clarisay, Inc. 8.00%
 10/10/2005 C/N                               October 10, 2003           500,000         500,000               -            0.00%

Clarisay, Inc. (warrants)                     October 10, 2003           500,000               -               -            0.00%

Clarisay, Inc. (warrants)                     December 31, 2003          109,290               -               -            0.00%

Innovion Corp.
 Series C P/S                                 February 23, 2001        1,500,000       3,000,000       1,675,650            2.48%

Innovion Corp. 8.00%
 03/07/2005 C/N                               December 30, 2003          602,577         602,577         602,577            0.89%

Innovion Corp. (warrants)                     December 30, 2003          602,577               -             603            0.00%

SECURITY                                       ACQUISITION DATE      SHARES          COST            VALUE         % NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
FIRSTHAND TECHNOLOGY
INNOVATORS FUND (CONTINUED)
IP Unity, Inc. Series C P/S                     July 27, 2001          1,117,957  $    2,012,323  $    1,769,055            2.62%

Luminous Networks, Inc.
 Series D P/S                                   May 31, 2001           1,522,719       3,183,701       1,643,546            2.43%

Luminous Networks, Inc.
 Series E P/S                                  October 16, 2003          762,008         323,244         323,244            0.48%

Luminous Networks, Inc.
 Series D (warrants)                          December 31, 2003          253,787               -               -            0.00%

Maple Optical Systems, Inc.
 Series A-1 P/S                                August 9, 2001          9,647,945       3,376,781               -            0.00%

NanoMuscle, Inc.
 Series C P/S                                  August 29, 2003         1,250,000       1,250,000       1,250,000            1.85%

NanoMuscle, Inc.
 (Anti-Dilution warrants)                      August 29, 2003                 1               -               -            0.00%

NanoMuscle, Inc.
 (Performance warrants)                        August 29, 2003                 1               -               -            0.00%

Polaris Networks, Inc.
 Series A P/S                                 November 16, 2001          702,152         702,152          79,765            0.12%

Silicon Optix, Inc.
 Series B P/S                                 November 7, 2003         1,111,111       1,000,000       1,000,000            1.48%

Silicon Genesis Corp. C/S                       March 8, 2001            102,135       1,516,773           1,021            0.00%

Silicon Genesis Corp.
 Series 1-C P/S                                 March 8, 2001             82,914       1,731,250         300,779            0.45%

Silicon Genesis Corp.
 Series 1-E P/S                               November 4, 2003         1,633,254       1,731,249       1,731,249            2.56%

Silicon Genesis Corp.
 Series 1-E (warrants)                        February 26, 2003           94,339               -             944            0.00%

C/S Common Stock
P/S Preferred Stock
C/N Convertible Note

8.  RISKS

Because the return on and value of an investment in each Fund will fluctuate in response to stock market movements, the most significant risk of investing in a Fund is that you may lose money. Stocks and other equity securities are subject to market risks and fluctuations in value due to earnings, as well as economic, political, or regulatory events, and other factors beyond the Investment Adviser's control. The Funds are designed for long-term investors who can accept the risks of investing in a fund with significant common stock holdings in high-technology industries.

Each Fund is non-diversified. A risk of being non-diversified is that a significant change in the value of one company will have a greater impact on the Fund than it would if the Fund diversified its investments. Another risk for the Fund is its concentration of investments in companies within high-technology industries. The value of high-technology companies can, and often does, fluctuate dramatically and may expose you to greater-than-average financial and market risk.

9.  PROXY VOTING POLICY AND PROCEDURES

The Funds have adopted proxy voting procedures pursuant to which the Funds delegate the responsibility for voting proxies relating to portfolio securities held by the Funds to the Investment Adviser as part of the Investment Adviser's general management of the Funds, subject to the Board of Trustees' continuing oversight. A copy of the Funds' proxy voting policy and procedures is available without charge, upon request, by calling 1.888.884.2675. Information regarding how the Investment Adviser votes these proxies will become available by calling the same number and on the website of the U.S. Securities and Exchange Commission at http://www.sec.gov when the Funds file their first report on Form N-PX which is due by August 31, 2004 covering the Funds' proxy voting record for the 12-month period ended June 30, 2004. The Funds' voting record is also available on the Funds' website at www.firsthandfunds.com/proxy.

NOTES

NOTES

NOTES

[FIRSTHAND FUNDS LOGO]

FIRSTHAND FUNDS
P.O. Box 8356
Boston, MA 02266-8356
1.888.884.2675
www.firsthandfunds.com

INVESTMENT ADVISER
Firsthand Capital Management, Inc.
125 South Market
Suite 1200
San Jose, CA 95113
www.firsthandcapital.com

DISTRIBUTOR
ALPS Distributors, Inc.
1625 Broadway
Suite 2200
Denver, CO 80202

TRANSFER AGENT
State Street Bank and Trust Company
P.O. Box 8356
Boston, MA 02266-8356
1.888.884.2675

ITEM 2. CODE OF ETHICS.

Item applicable only to annual reports on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Item applicable only to annual reports on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item applicable only to annual reports on Form N-CSR.

ITEM 5. DISCLOSURE OF AUDIT COMMITTEES FOR LISTED COMPANIES.

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Item not applicable for periods ending before July 9, 2004.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(2) Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the 1940 Act.

                                       SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FIRSTHAND FUNDS

By:     /s/ Kevin M. Landis
        -------------------------
        Kevin M. Landis
        President

Date:   September 7, 2004
        -------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Kevin M. Landis
        -------------------------
        Kevin M. Landis
        President

Date:   September 7, 2004
        -------------------------



By:     /s/ Omar Billawala
        -------------------------
        Omar Billawala
        Treasurer

Date:   September 7, 2004
        -------------------------

                                       EXHIBIT INDEX

(a)(2) Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act. (EX-99.CERT)

(b) Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the 1940 Act. (EX-99.906CERT)